Fund Holdings
September 30, 2020
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2020  |  (Unaudited)

U.S. Government & Agency Obligations | 86.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	0.11%	12/23/20	$3,500,000	$3,499,112
Federal Farm Credit Bank	1.68	10/13/20	4,395,000	4,397,300
Federal Farm Credit Bank	1.75	10/26/20	3,000,000	3,003,398
Federal Farm Credit Bank	0.17	11/09/20	3,000,000	2,999,448
Federal Farm Credit Bank	0.13	01/06/21	2,000,000	1,999,299
Federal Farm Credit Bank	0.26(a)	11/02/21	8,650,000	8,665,845
Federal Home Loan Bank	0.14	10/14/20	6,000,000	5,999,697
Federal Home Loan Bank	0.09	10/23/20	2,100,000	2,099,885
Federal Home Loan Bank	0.09	11/04/20	7,650,000	7,649,350
Federal Home Loan Bank	0.09	11/06/20	1,127,000	1,126,894
Federal Home Loan Bank	0.10	11/12/20	2,900,000	2,899,662
Federal Home Loan Bank	0.11	11/12/20	4,000,000	3,999,510
Federal Home Loan Bank	0.28	11/16/20	2,000,000	1,999,284
Federal Home Loan Bank	0.29	11/24/20	1,200,000	1,199,478
Federal Home Loan Bank	0.10	12/02/20	3,750,000	3,749,354
Federal Home Loan Bank	3.13	12/11/20	3,675,000	3,695,722
Federal Home Loan Bank	5.25	12/11/20	925,000	934,268
Federal Home Loan Bank	1.38	02/18/21	2,945,000	2,959,158
Federal Home Loan Mortgage Corp.	0.09	10/19/20	2,699,000	2,698,879
Federal National Mortgage Assoc.	1.50	11/30/20	4,355,000	4,364,934
Federal National Mortgage Assoc.	1.88	12/28/20	2,745,000	2,756,728
Hashemite Kingdom of Jordan Government Aid Bond	2.50	10/30/20	2,000,000	2,003,632
Private Export Funding Corp. (b)	2.65	02/16/21	8,000,000	8,060,986
Resolution Funding Corp. Principal Strip	0.22	10/15/20	2,000,000	1,999,829
U.S. International Development Finance Corp.	0.13(a)	03/15/30	5,000,000	5,000,000
U.S. International Development Finance Corp.	0.18(a)	07/05/38	2,500,000	2,500,000
U.S. Treasury Bill	0.13	10/15/20	4,000,000	3,999,794
U.S. Treasury Bill	0.14	10/22/20	5,000,000	4,999,602
U.S. Treasury Bill	0.15	10/29/20	4,500,000	4,499,487
U.S. Treasury Bill	0.14	11/05/20	6,750,000	6,749,038
U.S. Treasury Bill	0.10	11/19/20	5,500,000	5,499,266
U.S. Treasury Bill	0.12	12/03/20	2,500,000	2,499,503
U.S. Treasury Bill	0.15	12/03/20	2,000,000	1,999,482
U.S. Treasury Bill	0.11	12/10/20	4,000,000	3,999,172
U.S. Treasury Bill	0.10	12/17/20	3,000,000	2,999,381
U.S. Treasury Bill	0.11	12/24/20	3,000,000	2,999,283
U.S. Treasury Bill	0.10	12/24/20	3,000,000	2,999,216
U.S. Treasury Bill	0.10	12/31/20	2,000,000	1,999,487
U.S. Treasury Bill	0.12	12/31/20	3,000,000	2,999,117
U.S. Treasury Bill	0.11	01/07/21	3,000,000	2,999,089
U.S. Treasury Bill	0.12	01/14/21	2,000,000	1,999,333
U.S. Treasury Bill	0.11	03/25/21	2,000,000	1,998,959
Total U.S. Government & Agency Obligations
(Cost $147,500,861)				147,500,861

Money Market Fund | 13.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(c)	23,140,039	23,140,039
Total Money Market Fund
(Cost $23,140,039)			23,140,039
Total Investments in Securities
(Cost $170,640,900) | 100.0%			$170,640,900
(a)	Variable coupon rate as of September 30, 2020.

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $8,060,986 and represents 4.7% of total investments.
(c)	7-day yield at September 30, 2020.
At September 30, 2020, the cost of investment securities for tax purposes was $170,640,900. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$147,500,861	$ —	$147,500,861
Money Market Fund	23,140,039	—	—	23,140,039
Total	$23,140,039	$147,500,861	$ —	$170,640,900

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2020  |  (Unaudited)

U.S. Government & Agency Obligations | 46.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Private Export Funding Corp.	1.75%	11/15/24	$1,000,000	$1,054,090
U.S. Department of Housing & Urban Development	6.07	08/01/21	20,000	20,398
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,197
U.S. Department of Housing & Urban Development	5.77	08/01/26	94,000	95,740
U.S. International Development Finance Corp.	2.74(a)	04/23/21	1,000,000	1,052,183
U.S. International Development Finance Corp.	0.00(b)	08/11/21	2,000,000	2,047,682
U.S. International Development Finance Corp.	2.22(a)	01/24/25	2,000,000	2,186,726
U.S. International Development Finance Corp.	1.27(a)	06/21/25	1,000,000	1,006,766
U.S. International Development Finance Corp.	0.95(a)	04/23/29	5,000,000	5,070,450
U.S. International Development Finance Corp.	1.11	05/15/29	1,000,000	1,019,128
U.S. International Development Finance Corp.	2.36	10/15/29	2,000,000	2,179,289
U.S. International Development Finance Corp.	1.05	10/15/29	2,000,000	2,024,480
U.S. Treasury Note	0.13	08/31/22	900,000	899,754
U.S. Treasury Note	0.13	09/15/23	17,330,000	17,313,753
U.S. Treasury Note	0.25	09/30/25	1,795,000	1,792,616
Total U.S. Government & Agency Obligations
(Cost $37,234,079)				37,773,252

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 45.4% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	92,148	96,651
Total Consumer Discretionary				96,651
Energy | 17.4%
Petroleos Mexicanos	2.00	12/20/22	2,100,750	2,138,889
Petroleos Mexicanos	1.95	12/20/22	1,045,250	1,056,226
Petroleos Mexicanos	1.70	12/20/22	142,500	144,517
Petroleos Mexicanos	2.38	04/15/25	810,500	844,320
Petroleos Mexicanos	0.63(c)	04/15/25	712,500	697,993
Petroleos Mexicanos	2.46	12/15/25	954,250	998,758
Reliance Industries Ltd.	2.06	01/15/26	2,836,900	2,950,945
Reliance Industries Ltd.	1.87	01/15/26	3,832,632	3,963,031
Reliance Industries Ltd.	2.44	01/15/26	1,204,211	1,264,961
Total Energy				14,059,640
Financials | 27.8%
CES MU2 LLC	1.99	05/13/27	1,985,375	2,078,501
Export Leasing 2009 LLC	1.86	08/28/21	70,562	71,021
Helios Leasing II LLC	2.67	03/18/25	2,058,540	2,160,632
Lulwa Ltd.	1.89	02/15/25	1,649,916	1,700,303
Lulwa Ltd.	1.83	03/26/25	401,312	413,630
Mexican Aircraft Finance IV	2.54	07/13/25	227,356	238,463
Mexican Aircraft Finance V	2.33	01/14/27	292,500	308,464
MSN 41079 and 41084 Ltd.	1.72	07/13/24	2,999,403	3,067,778
MSN 41079 and 41084 Ltd.	1.63	12/14/24	749,762	767,232
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	826,346	848,381
Pluto Aircraft Leasing LLC	0.45(c)	02/07/23	2,727,268	2,715,283
Rimon LLC	2.45	11/01/25	124,688	130,313
Safina Ltd.	1.55	01/15/22	311,956	313,948
Safina Ltd.	2.00	12/30/23	1,320,918	1,353,760
Salmon River Export LLC	2.19	09/15/26	463,473	482,577
Sandalwood 2013 LLC	2.82	02/12/26	324,117	344,634
Santa Rosa Leasing LLC	1.69	08/15/24	34,735	35,494

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2020  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 45.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 27.8% (Continued)
Santa Rosa Leasing LLC	1.47%	11/03/24	$376,438	$383,983
Tagua Leasing LLC	1.90	07/12/24	1,597,111	1,636,421
Tagua Leasing LLC	1.73	09/18/24	3,035,942	3,120,918
Tagua Leasing LLC	1.58	11/16/24	198,271	202,756
VCK Lease SA	2.59	07/24/26	67,394	71,508
Total Financials				22,446,000
Industrials | 0.1%
Sayarra Ltd.	2.77	10/29/21	70,274	71,202
Total Industrials				71,202
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $35,904,215)				36,673,493

Asset-Backed Securities | 2.6% of portfolio

Avid Automobile Receivables Trust 19-1 (d)	2.62	02/15/24	137,414	138,842
Consumer Loan Underlying Bond 19-HP1 (d)	2.59	12/15/26	122,176	123,560
CPS Auto Trust 20-AA (d)	2.09	05/15/23	89,890	90,594
CPS Auto Trust 20-AB (d)	2.36	02/15/24	150,000	152,488
CPS Auto Trust 20-CA (d)	0.63	03/15/24	250,000	250,041
Exeter Automobile Receivables Trust 19-4 (d)	2.18	01/17/23	78,774	79,113
Foursight Capital Automobile Receivables Trust 19-1 (d)	2.67	03/15/24	300,000	305,888
Freedom Financial 18-2 (d)	3.99	10/20/25	24,535	24,562
Freedom Financial 20-3 (d)	2.40	09/20/27	171,291	171,673
GLS Auto Receivables Trust 18-3 (d)	3.35	08/15/22	8,718	8,738
GLS Auto Receivables Trust 19-4 (d)	2.47	11/15/23	272,738	276,036
Marlette Funding Trust 19-3 (d)	2.69	09/17/29	94,691	95,480
SoFi Consumer Loan Program Trust 19-4 (d)	2.45	08/25/28	48,733	49,299
Upstart Securitization Trust 19-3 (d)	2.68	01/21/30	296,532	299,014
Total Asset-Backed Securities
(Cost $2,047,239)				2,065,328

Corporate Bonds–Other | 2.3% of portfolio

Communication Services | 0.4%
AT&T Inc.	1.43(c)	06/12/24	250,000	254,440
Verizon Communications Inc.	1.38(c)	05/15/25	100,000	102,156
Total Communication Services				356,596
Financials | 1.5%
Athene Global Funding (d)	2.50	01/14/25	100,000	103,057
Citibank, NA	2.84(c)	05/20/22	250,000	253,833
Goldman Sachs Group, Inc.	3.00	04/26/22	250,000	253,605
Jackson National Life Global Funding (d)	0.69(c)	01/06/23	150,000	150,206
Met Tower Global Funding (d)	0.61(c)	01/17/23	150,000	150,695
Metropolitan Life Global Funding (d)	3.38	01/11/22	150,000	155,633
Metropolitan Life Global Funding (d)	0.63(c)	01/13/23	150,000	150,517
Total Financials				1,217,546

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2020  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 2.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Real Estate | 0.4%
SBA Tower Trust (d)	3.45%	03/15/23	$290,000	$305,761
Total Real Estate				305,761
Total Corporate Bonds–Other
(Cost $1,835,812)				1,879,903

Mortgage-Backed Security | less than 0.1% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (d)	2.74	12/03/20	43,119	43,237
Total Mortgage-Backed Security
(Cost $43,118)				43,237

Certificate of Deposit | 0.3% of portfolio

HSBC Bank USA NA	3.10(c)	11/17/20	246,000	246,969
Total Certificate of Deposit
(Cost $246,000)				246,969

Money Market Fund | 2.7% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(e)	2,146,282	2,146,282
Total Money Market Fund
(Cost $2,146,282)			2,146,282
Total Investments in Securities
(Cost $79,456,745) | 100.0%			$80,828,464
(a)	Interest is paid at maturity.
(b)	Zero coupon rate, purchased at a discount.
(c)	Variable coupon rate as of September 30, 2020.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $3,124,434 and represents 3.9% of total investments.
(e)	7-day yield at September 30, 2020.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
AB - Aktiebolag
NA - National Association
At September 30, 2020, the cost of investment securities for tax purposes was $79,457,975. Net unrealized appreciation of investment securities was $1,370,489 consisting of unrealized gains of $1,384,194 and unrealized losses of $13,705.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2020  |
(Unaudited)  |  (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$37,773,252	$ —	$37,773,252
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	36,673,493	—	36,673,493
Asset-Backed Securities	—	2,065,328	—	2,065,328
Corporate Bonds–Other	—	1,879,903	—	1,879,903
Mortgage-Backed Security	—	43,237	—	43,237
Certificate of Deposit	—	246,969	—	246,969
Money Market Fund	2,146,282	—	—	2,146,282
Total	$2,146,282	$78,682,182	$ —	$80,828,464

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)

Corporate Bonds–Other | 37.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 4.0%
Alphabet Inc.	0.45%	08/15/25	$1,245,000	$1,237,482
AT&T Inc.	1.43(a)	06/12/24	4,460,000	4,539,210
Baidu Inc.	3.88	09/29/23	1,165,000	1,249,579
Comcast Corp.	3.70	04/15/24	10,400,000	11,483,951
Comcast Corp.	3.10	04/01/25	835,000	919,792
Verizon Communications Inc.	1.38(a)	05/15/25	2,725,000	2,783,745
Walt Disney Co. (The)	1.75	01/13/26	420,000	436,339
Total Communication Services				22,650,098
Consumer Discretionary | 3.2%
Amazon.com, Inc.	2.40	02/22/23	535,000	560,868
American Honda Finance Corp.	0.65	09/08/23	2,000,000	1,999,304
Booking Holdings Inc.	2.75	03/15/23	1,075,000	1,128,373
Booking Holdings Inc.	4.10	04/13/25	1,252,000	1,410,236
Expedia Group, Inc. (b)	3.60	12/15/23	250,000	255,408
Ford Motor Co.	8.50	04/21/23	1,000,000	1,090,000
Harley-Davidson Financial Services, Inc. (b)	3.35	02/15/23	1,205,000	1,251,960
Harley-Davidson Financial Services, Inc. (b)	3.35	06/08/25	900,000	941,297
Nike, Inc.	2.40	03/27/25	1,245,000	1,338,535
Ralph Lauren Corp.	1.70	06/15/22	1,000,000	1,017,929
Ralph Lauren Corp.	3.75	09/15/25	850,000	953,468
Target Corp.	2.25	04/15/25	1,250,000	1,334,524
Toyota Motor Credit Corp.	0.50	08/14/23	1,250,000	1,250,302
Volkswagen Group of America, Inc. (b)	2.50	09/24/21	1,270,000	1,293,544
Volkswagen Group of America, Inc. (b)	2.70	09/26/22	2,120,000	2,197,530
Total Consumer Discretionary				18,023,278
Consumer Staples | 1.2%
Altria Group, Inc.	4.40	02/14/26	2,580,000	2,970,336
Cargill Inc. (b)	1.38	07/23/23	850,000	869,393
Hershey Co. (The)	0.90	06/01/25	1,000,000	1,004,974
Land O'Lakes, Inc. (b)	6.00	11/15/22	840,000	887,821
Nestle Holdings, Inc. (b)	0.38	01/15/24	1,190,000	1,185,087
Total Consumer Staples				6,917,611
Energy | 2.6%
BP Capital Markets America Inc.	2.52	09/19/22	1,600,000	1,654,825
BP Capital Markets America Inc.	2.94	04/06/23	2,105,000	2,226,331
BP Capital Markets America Inc.	3.19	04/06/25	3,600,000	3,958,833
Chevron Corp.	1.14	05/11/23	420,000	428,094
Chevron Corp.	1.55	05/11/25	840,000	870,254
Exxon Mobil Corp.	3.18	03/15/24	2,065,000	2,233,552
Gray Oak Pipeline, LLC (b)	2.00	09/15/23	540,000	542,937
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	1,665,000	1,679,492
Rockies Express Pipeline LLC (b)	3.60	05/15/25	1,300,000	1,274,260
Total Energy				14,868,578
Financials | 16.8%
AIG Global Funding Inc. (b)	1.90	10/06/21	1,204,000	1,223,395
AIG Global Funding Inc. (b)	2.30	07/01/22	865,000	892,123
AIG Global Funding Inc. (b)	0.80	07/07/23	1,300,000	1,306,722
Air Lease Corp.	3.38	07/01/25	850,000	867,791

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 37.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 16.8% (Continued)
Ambac LSNI LLC (b)	6.00%(a)	02/12/23	$10,557	$10,557
American Express Co.	1.00(a)	08/03/23	862,000	870,420
Anthem, Inc.	3.30	01/15/23	625,000	661,912
Athene Global Funding (b)	2.80	05/26/23	925,000	964,547
Athene Global Funding (b)	2.50	01/14/25	4,800,000	4,946,718
Bank of America Corp.	2.74(a)	01/23/22	2,100,000	2,114,813
Bank of America Corp.	4.00	01/22/25	1,210,000	1,347,611
Bank of America Corp.	3.95	04/21/25	2,210,000	2,454,075
Bank of America Corp.	2.46(a)	10/22/25	2,200,000	2,319,930
Bank of America Corp.	2.02(a)	02/13/26	2,100,000	2,179,282
Bank of America Corp.	1.32(a)	06/19/26	2,100,000	2,112,653
Capital One Bank (USA), NA	2.01(a)	01/27/23	875,000	889,823
Capital One Financial Corp.	3.90	01/29/24	1,440,000	1,567,185
CIT Group Inc.	3.93(a)	06/19/24	540,000	544,050
Citibank, NA	3.40	07/23/21	875,000	895,577
Citibank, NA	2.84(a)	05/20/22	3,535,000	3,589,205
Citibank, NA	3.65	01/23/24	1,325,000	1,451,623
Citigroup Inc.	1.68(a)	09/01/23	740,000	752,321
Citigroup Inc.	1.68(a)	05/15/24	715,000	732,410
Citigroup Inc.	3.11(a)	04/08/26	5,800,000	6,235,970
Fifth Third Bancorp	1.63	05/05/23	1,250,000	1,283,423
Goldman Sachs Group, Inc.	5.75	01/24/22	420,000	448,322
Goldman Sachs Group, Inc.	3.00	04/26/22	3,265,000	3,312,084
Goldman Sachs Group, Inc.	3.63	02/20/24	2,065,000	2,242,293
Guardian Life Global Funding (b)	1.10	06/23/25	720,000	727,171
J.P. Morgan Chase & Co.	0.65(a)	09/16/24	900,000	900,272
J.P. Morgan Chase & Co.	4.02(a)	12/05/24	1,225,000	1,347,152
J.P. Morgan Chase & Co.	2.30(a)	10/15/25	2,130,000	2,240,619
J.P. Morgan Chase & Co.	2.08(a)	04/22/26	2,055,000	2,146,317
Jackson National Life Global Funding (b)	0.55(a)	03/16/21	930,000	931,048
Jackson National Life Global Funding (b)	0.69(a)	01/06/23	3,400,000	3,404,658
Main Street Capital Corp.	5.20	05/01/24	3,635,000	3,818,629
MassMutual Global Funding II (b)	2.25	07/01/22	636,000	657,402
Met Tower Global Funding (b)	0.61(a)	01/17/23	1,570,000	1,577,273
Metropolitan Life Global Funding (b)	3.38	01/11/22	4,540,000	4,710,497
Metropolitan Life Global Funding (b)	0.63(a)	01/13/23	1,640,000	1,645,658
Metropolitan Life Global Funding (b)	3.60	01/11/24	450,000	492,413
Morgan Stanley	1.45(a)	01/20/22	1,642,000	1,646,782
Morgan Stanley	0.77(a)	01/20/23	372,000	372,755
Morgan Stanley	3.13	01/23/23	420,000	444,130
Morgan Stanley	3.74(a)	04/24/24	1,020,000	1,097,618
Morgan Stanley	2.72(a)	07/22/25	1,220,000	1,295,957
Morgan Stanley	2.19(a)	04/28/26	425,000	444,880
Oaktree Specialty Lending Corp.	3.50	02/25/25	1,277,000	1,283,776
PACCAR Financial Corp.	0.80	06/08/23	1,000,000	1,007,001
PNC Bank NA	0.71(a)	07/22/22	850,000	852,338
Principal Life Global Funding II (b)	1.25	06/23/25	550,000	559,415
Protective Life Global Funding (b)	2.62	08/22/22	1,695,000	1,762,665
Protective Life Global Funding (b)	1.08	06/09/23	845,000	856,894
Protective Life Global Funding (b)	1.17	07/15/25	850,000	856,568
USAA Capital Corp. (b)	1.50	05/01/23	1,075,000	1,102,337
Wells Fargo & Co.	1.65(a)	06/02/24	4,250,000	4,328,119
Wells Fargo & Co.	2.16(a)	02/11/26	840,000	871,948
Wells Fargo & Co.	2.19(a)	04/30/26	2,120,000	2,201,755

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 37.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 16.8% (Continued)
Wells Fargo Bank NA	3.63%	10/22/21	$625,000	$644,431
Total Financials				94,445,313
Health Care | 2.0%
Anthem, Inc.	2.38	01/15/25	2,130,000	2,262,720
Baxter International Inc. (b)	3.75	10/01/25	835,000	947,045
Cigna Corp.	1.17(a)	07/15/23	1,830,000	1,848,909
Gilead Sciences, Inc.	0.75	09/29/23	1,235,000	1,237,513
Health Care Service Corp. (b)	1.50	06/01/25	1,800,000	1,846,166
Highmark Inc. (b)	4.75	05/15/21	585,000	599,988
Merck & Co., Inc.	0.75	02/24/26	1,165,000	1,168,557
Stryker Corp.	1.15	06/15/25	1,500,000	1,518,511
Total Health Care				11,429,409
Industrials | 2.0%
American Airlines Group Inc.	3.60	03/22/29	2,360,575	2,263,087
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	28,173	28,442
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	20,013	20,387
Caterpillar Financial Services Corp.	0.45	09/14/23	1,240,000	1,239,962
Caterpillar Financial Services Corp.	2.15	11/08/24	940,000	1,000,294
Deere & Co.	2.75	04/15/25	1,250,000	1,362,109
Delta Air Lines, Inc. (b)	7.00	05/01/25	965,000	1,059,396
Delta Air Lines, Inc.	7.38	01/15/26	730,000	765,135
Honeywell International Inc.	1.35	06/01/25	420,000	432,811
Southwest Airlines Co.	5.25	05/04/25	2,550,000	2,807,932
Total Industrials				10,979,555
Information Technology | 2.1%
Dell International LLC / EMC Corp. (b)	5.85	07/15/25	420,000	490,067
International Business Machine Corp.	3.00	05/15/24	2,200,000	2,383,308
Oracle Corp.	2.50	10/15/22	4,235,000	4,414,710
Owl Rock Technology Finance Corp. (b)	4.75	12/15/25	2,495,000	2,464,862
PayPal Holdings, Inc.	1.35	06/01/23	840,000	857,949
PayPal Holdings, Inc.	1.65	06/01/25	1,265,000	1,309,910
Total Information Technology				11,920,806
Materials | 0.4%
3M Co.	1.63	09/19/21	450,000	455,517
E. I. Du Pont De Nemours and Co.	1.70	07/15/25	500,000	518,486
Nucor Corp.	2.00	06/01/25	1,000,000	1,044,246
Total Materials				2,018,249
Real Estate | 1.2%
SBA Tower Trust (b)	3.45	03/15/23	2,420,000	2,551,525
SBA Tower Trust (b)	2.84	01/15/25	3,450,000	3,691,596
Service Properties Trust	7.50	09/15/25	360,000	382,902
Total Real Estate				6,626,023
Utilities | 1.6%
Florida Power & Light Co.	2.85	04/01/25	1,275,000	1,398,111

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 37.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 1.6% (Continued)
NextEra Energy Capital Holdings, Inc.	2.75%	05/01/25	$500,000	$540,086
PPL Electric Utilities Corp.	0.47(a)	09/28/23	1,000,000	1,000,210
San Diego Gas & Electric Co.	1.91	02/01/22	1,065,460	1,073,246
Southern California Edison Co.	3.88	06/01/21	1,050,000	1,065,146
Southern California Edison Co.	1.85	02/01/22	1,755,000	1,757,027
Southern California Edison Co.	1.20	02/01/26	2,065,000	2,053,473
Total Utilities				8,887,299
Total Corporate Bonds–Other
(Cost $202,876,976)				208,766,219

U.S. Government & Agency Obligations | 36.7% of portfolio

Freddie Mac	0.38	04/20/23	2,120,000	2,131,062
Tennessee Valley Authority	0.00(c)	06/15/21	595,000	592,713
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,199
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,197
U.S. International Development Finance Corp.	1.27	06/21/25	850,000	855,751
U.S. International Development Finance Corp.	2.36	10/15/29	845,000	920,750
U.S. International Development Finance Corp.	1.05	10/15/29	1,215,000	1,229,872
U.S. Treasury Note	0.13	06/30/22	770,000	769,820
U.S. Treasury Note	0.13	08/31/22	18,215,000	18,210,019
U.S. Treasury Note	1.38	02/15/23	111,041,000	114,259,455
U.S. Treasury Note	0.13	09/15/23	45,365,000	45,322,470
U.S. Treasury Note	0.25	09/30/25	22,131,000	22,101,607
Total U.S. Government & Agency Obligations
(Cost $204,325,392)				206,413,915

Asset-Backed Securities | 9.5% of portfolio

American Credit Acceptance Receivables Trust 19-1 (b)	3.50	04/14/25	900,000	919,877
American Credit Acceptance Receivables Trust 20-1 (b)	1.89	04/13/23	719,710	723,790
American Credit Acceptance Receivables Trust 20-3A (b)	0.62	10/13/23	1,190,927	1,191,280
American Credit Acceptance Receivables Trust 20-3B (b)	1.15	08/13/24	850,000	852,606
Avant Loans Funding Trust 19-A (b)	3.48	07/15/22	53,585	53,643
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	595,561	597,856
Avid Automobile Receivables Trust 19-1 (b)	2.62	02/15/24	964,646	974,671
Consumer Loan Underlying Bond 18-P2 (b)	3.47	10/15/25	100,613	100,825
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	213,871	215,321
Consumer Loan Underlying Bond 19-HP1 (b)	2.59	12/15/26	1,814,307	1,834,860
Consumer Loan Underlying Bond 19-P1 (b)	2.94	07/15/26	329,366	331,845
Consumer Loan Underlying Bond 20-P1 (b)	2.26	03/15/28	800,795	806,840
CPS Auto Trust 20-AA (b)	2.09	05/15/23	719,123	724,750
CPS Auto Trust 20-AB (b)	2.36	02/15/24	1,200,000	1,219,903
CPS Auto Trust 20-CA (b)	0.63	03/15/24	1,038,000	1,038,170
Credit Acceptance Auto Loan Trust 17-3 (b)	2.65	06/15/26	16,798	16,812
Credit Acceptance Auto Loan Trust 18-1A (b)	3.01	02/16/27	469,768	471,612
Credit Acceptance Auto Loan Trust 18-2A (b)	3.47	05/17/27	2,703,614	2,732,504
Credit Acceptance Auto Loan Trust 18-3A (b)	3.55	08/15/27	974,504	988,322
Credit Acceptance Auto Loan Trust 18-3B (b)	3.89	10/15/27	1,045,000	1,078,172
Credit Acceptance Auto Loan Trust 19-1A (b)	3.33	02/15/28	2,880,000	2,950,367
Credit Acceptance Auto Loan Trust 19-1B (b)	3.75	04/17/28	4,475,000	4,687,456
Credit Acceptance Auto Loan Trust 19-1C (b)	3.94	06/15/28	785,000	820,723
Credit Acceptance Auto Loan Trust 20-1A (b)	2.01	02/15/29	1,725,000	1,765,535
Credit Acceptance Auto Loan Trust 20-2A (b)	1.37	07/16/29	870,000	880,249
DT Auto Owner Trust 18-2D (b)	4.15	03/15/24	345,000	356,146

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 9.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
DT Auto Owner Trust 19-1A (b)	3.08%	09/15/22	$22,804	$22,829
DT Auto Owner Trust 19-1C (b)	3.61	11/15/24	364,000	373,357
DT Auto Owner Trust 20-3A (b)	0.54	04/15/24	1,647,000	1,647,145
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	494,551	503,310
Exeter Automobile Receivables Trust 19-4 (b)	2.18	01/17/23	375,490	377,104
Exeter Automobile Receivables Trust 20-3	0.46	10/17/22	1,235,000	1,235,190
Foursight Capital Automobile Receivables Trust 19-1 (b)	2.67	03/15/24	4,140,000	4,221,251
Freedom Financial 18-1 (b)	3.61	07/18/24	77,408	77,468
Freedom Financial 18-2 (b)	3.99	10/20/25	127,580	127,722
Freedom Financial 19-1 (b)	3.42	06/18/26	15,473	15,481
Freedom Financial 20-1 (b)	2.52	03/18/27	1,038,457	1,038,859
Freedom Financial 20-3 (b)	2.40	09/20/27	668,036	669,525
GLS Auto Receivables Trust 18-1 (b)	2.82	07/15/22	227,523	228,045
GLS Auto Receivables Trust 18-3 (b)	3.35	08/15/22	61,029	61,164
GLS Auto Receivables Trust 19-1 (b)	3.37	01/17/23	241,843	243,493
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	476,158	480,688
GLS Auto Receivables Trust 19-4 (b)	2.47	11/15/23	1,153,684	1,167,634
GLS Auto Receivables Trust 20-2 (b)	1.58	08/15/24	784,711	792,249
GLS Auto Receivables Trust 20-3 (b)	0.69	10/16/23	979,024	979,433
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	340,671	347,537
Marlette Funding Trust 18-4 (b)	3.71	12/15/28	355,298	357,702
Marlette Funding Trust 19-1 (b)	3.44	04/16/29	431,195	435,504
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	1,730,950	1,745,380
Marlette Funding Trust 20-2 (b)	1.02	09/16/30	610,974	611,956
NP SPE II LLC 17-1 (b)	3.37	10/21/47	398,636	407,042
Oscar US Funding Trust 17-2 (b)	2.45	12/10/21	59,656	59,766
Oscar US Funding Trust 19-1 (b)	3.10	04/11/22	288,349	289,898
Prosper Marketplace Issuance Trust 19-2 (b)	3.20	09/15/25	49,267	49,331
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	320,030	321,471
SoFi Consumer Loan Program Trust 17-1 (b)	3.28	01/26/26	25,367	25,412
SoFi Consumer Loan Program Trust 17-3 (b)	2.77	05/25/26	130,003	130,722
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	125,224	126,146
SoFi Consumer Loan Program Trust 18-4 (b)	3.54	11/26/27	331,246	333,563
SoFi Consumer Loan Program Trust 19-2 (b)	3.01	04/25/28	355,223	359,266
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	657,897	665,544
United Auto Credit Securitization Trust 20-1 (b)	1.47	11/10/22	1,120,000	1,126,035
Upstart Securitization Trust 19-3 (b)	2.68	01/21/30	2,336,671	2,356,232
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,232,624
Total Asset-Backed Securities
(Cost $53,111,730)				53,577,213

Yankee Bonds | 9.5% of portfolio

AerCap Ireland Capital DAC	6.50	07/15/25	1,000,000	1,079,359
Aircastle Ltd. (b)	5.25	08/11/25	1,243,000	1,215,725
Avolon Holdings Funding Ltd. (b)	3.63	05/01/22	950,000	933,460
Avolon Holdings Funding Ltd. (b)	3.95	07/01/24	530,000	503,448
Avolon Holdings Funding Ltd. (b)	5.50	01/15/26	1,000,000	1,003,860
Baidu Inc.	3.08	04/07/25	1,050,000	1,115,856
Banco Bilbao Vizcaya Argentaria SA	0.88	09/18/23	800,000	799,050
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	800,000	794,379
Banco Santander SA	2.75	05/28/25	1,200,000	1,260,996
Bank of Montreal	0.77(a)	03/10/23	1,035,000	1,039,823
Bank of Montreal	4.34(a)	10/05/28	1,300,000	1,399,192
Barclays Bank PLC	1.70	05/12/22	3,000,000	3,049,086
Barclays PLC	1.66(a)	05/16/24	1,250,000	1,253,405
Barclays PLC	2.85(a)	05/07/26	1,250,000	1,297,748
BMO Financial Group	2.90	03/26/22	900,000	933,692

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Yankee Bonds | 9.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
BMW Finance NV (b)	2.40%	08/14/24	$2,500,000	$2,630,898
Delta and SkyMiles IP Ltd. (b)	4.50	10/20/25	780,000	800,475
Deutsche Bank AG	2.22(a)	09/18/24	900,000	905,908
Enel Finance International NV (b)	2.65	09/10/24	1,275,000	1,351,607
ING Groep NV	3.55	04/09/24	720,000	783,997
Lloyds Banking Group PLC	2.86(a)	03/17/23	1,400,000	1,439,132
Lloyds Banking Group PLC	2.91(a)	11/07/23	1,400,000	1,455,071
Mitsubishi UFJ Financial Group, Inc.	1.10(a)	07/26/23	1,765,000	1,781,238
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	710,000	718,758
Nationwide Building Society (b)	3.62(a)	04/26/23	1,980,000	2,057,126
Nissan Motor Co., Ltd. (b)	3.04	09/15/23	1,030,000	1,044,048
Nissan Motor Co., Ltd. (b)	3.52	09/17/25	430,000	434,511
Reckitt Benckiser Treasury Services PLC (b)	2.75	06/26/24	1,100,000	1,170,984
Royal Bank of Scotland Group PLC	2.36(a)	05/22/24	845,000	866,962
Royal Bank of Scotland Group PLC	4.52(a)	06/25/24	1,325,000	1,428,022
Royal Bank of Scotland Group PLC	4.27(a)	03/22/25	1,330,000	1,445,566
Schlumberger Finance Canada Ltd.	1.40	09/17/25	1,000,000	1,005,220
Seagate HDD Cayman	4.75	01/01/25	500,000	548,832
Shell International Finance BV	2.00	11/07/24	1,650,000	1,735,845
Sinopec Group Overseas Development (2012) Ltd. (b)	3.90	05/17/22	2,100,000	2,194,940
Standard Chartered PLC (b)	2.74(a)	09/10/22	1,700,000	1,726,884
Sumitomo Mitsui Trust Bank, Ltd. (b)	0.80	09/12/23	1,900,000	1,903,481
Syngenta Finance NV (b)	4.44	04/24/23	400,000	422,430
Tencent Holdings Ltd. (b)	3.28	04/11/24	1,840,000	1,959,747
Tencent Holdings Ltd. (b)	1.81	01/26/26	1,000,000	1,019,528
Tencent Music Entertainment Group	1.38	09/03/25	3,035,000	3,018,940
Total Yankee Bonds
(Cost $51,989,218)				53,529,229

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.7% of portfolio

Energy | 0.4%
Petroleos Mexicanos	2.46	12/15/25	241,450	252,712
Reliance Industries Ltd.	1.87	01/15/26	1,743,211	1,802,520
Total Energy				2,055,232
Financials | 0.3%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	847,914	867,244
Pluto Aircraft Leasing LLC	0.45(a)	02/07/23	770,908	767,520
Total Financials				1,634,764
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $3,607,481)				3,689,996

Municipal Bonds | 0.4% of portfolio

New Jersey | 0.4%
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	750,000	755,422
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	640,000	646,298
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	1,110,000	1,118,136
Total New Jersey				2,519,856
Total Municipal Bonds
(Cost $2,536,740)				2,519,856

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | less than 0.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FHLMC 780754	3.39%(a)	08/01/33	$978	$1,001
FNMA 813842	2.22(a)	01/01/35	3,346	3,451
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	2	2
Total Mortgage-Backed Securities
(Cost $4,326)				4,454

Money Market Fund | 6.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(d)	34,240,625	34,240,625
Total Money Market Fund
(Cost $34,240,625)			34,240,625
Total Investments in Securities
(Cost $552,692,488) | 100.0%			$562,741,507
(a)	Variable coupon rate as of September 30, 2020.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $127,636,676 and represents 22.7% of total investments.
(c)	Zero coupon rate, purchased at a discount.
(d)	7-day yield at September 30, 2020.
LLC - Limited Liability Company
NA - National Association
AB - Aktiebolag
DAC - Designated Activity Company
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
NV - Naamloze Vennottschap
AG - Aktiengesellschaft
BV - Besloten Vennootschap
FHLMC - Federal Home Loan Mortgage Corporation
At September 30, 2020, the cost of investment securities for tax purposes was $552,720,477. Net unrealized appreciation of investment securities was $10,021,030 consisting of unrealized gains of $10,204,984 and unrealized losses of $183,954.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$208,766,219	$ —	$208,766,219
U.S. Government & Agency Obligations	—	206,413,915	—	206,413,915
Asset-Backed Securities	—	53,577,213	—	53,577,213
Yankee Bonds	—	53,529,229	—	53,529,229
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	3,689,996	—	3,689,996
Municipal Bonds	—	2,519,856	—	2,519,856
Mortgage-Backed Securities	—	4,454	—	4,454
Money Market Fund	34,240,625	—	—	34,240,625
Total	$34,240,625	$528,500,882	$ —	$562,741,507

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)

Corporate Bonds–Other | 38.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 2.9%
Alphabet Inc.	1.10%	08/15/30	$40,000	$39,604
Alphabet Inc.	1.90	08/15/40	50,000	47,936
Alphabet Inc.	2.05	08/15/50	82,000	76,203
Alphabet Inc.	2.25	08/15/60	120,000	113,097
AT&T Inc.	1.43(a)	06/12/24	345,000	351,126
AT&T Inc.	3.50	06/01/41	40,000	42,068
AT&T Inc.	3.65	06/01/51	105,000	105,975
Charter Communications Operating LLC	4.20	03/15/28	170,000	193,036
Charter Communications Operating LLC	3.70	04/01/51	50,000	49,416
Comcast Corp.	0.91(a)	04/15/24	26,000	26,181
Comcast Corp.	3.95	10/15/25	85,000	97,475
Comcast Corp.	3.30	04/01/27	110,000	124,436
Comcast Corp.	1.95	01/15/31	65,000	66,740
Comcast Corp.	2.45	08/15/52	125,000	116,857
Comcast Corp.	2.65	08/15/62	125,000	118,770
Sprint Communications, Inc.	6.00	11/15/22	104,000	112,060
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	200,000	216,250
T-Mobile US, Inc. (b)	3.00	02/15/41	200,000	197,448
Walt Disney Co. (The)	3.50	05/13/40	65,000	72,799
Total Communication Services				2,167,477
Consumer Discretionary | 4.5%
Amazon.com, Inc.	2.70	06/03/60	110,000	113,106
American Airlines Pass Through Trust 2017-1	3.65	02/15/29	136,744	131,487
Block Financial Corp.	3.88	08/15/30	95,000	95,430
Booking Holdings Inc.	4.10	04/13/25	300,000	337,916
Booking Holdings Inc.	4.50	04/13/27	55,000	64,545
Expedia Group, Inc. (b)	4.63	08/01/27	330,000	346,577
Ford Motor Co.	8.50	04/21/23	245,000	267,050
Ford Motor Co.	3.37	11/17/23	200,000	197,000
Ford Motor Co.	9.00	04/22/25	65,000	74,523
Ford Motor Co.	5.13	06/16/25	240,000	247,500
General Motors Financial Co., Inc.	1.53(a)	06/30/22	60,000	59,810
General Motors Financial Co., Inc.	1.29(a)	01/05/23	45,000	44,513
General Motors Financial Co., Inc.	5.20	03/20/23	155,000	168,140
General Motors Financial Co., Inc.	2.75	06/20/25	45,000	46,094
Harley-Davidson Financial Services, Inc. (b)	3.35	02/15/23	165,000	171,430
Harley-Davidson Financial Services, Inc. (b)	3.35	06/08/25	100,000	104,589
Marriott International, Inc.	4.63	06/15/30	355,000	379,885
Masco Corp.	2.00	10/01/30	85,000	84,877
McDonald's Corp.	3.50	07/01/27	60,000	68,286
McDonald's Corp.	4.20	04/01/50	35,000	42,501
Ralph Lauren Corp.	3.75	09/15/25	155,000	173,868
Southwest Airlines Co.	5.13	06/15/27	110,000	119,812
Target Corp.	2.65	09/15/30	60,000	67,110
United Airlines Holdings, Inc.	4.88	01/15/25	60,000	51,600
Total Consumer Discretionary				3,457,649
Consumer Staples | 1.2%
General Mills, Inc.	1.28(a)	10/17/23	210,000	212,277
Kellogg Co.	2.10	06/01/30	100,000	102,366
Keurig Dr Pepper Inc.	3.43	06/15/27	339,000	377,269
Molson Coors Brewing Co.	3.00	07/15/26	42,000	44,820

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Staples | 1.2% (Continued)
Molson Coors Brewing Co.	5.00%	05/01/42	$50,000	$56,529
Nestle Holdings, Inc. (b)	0.38	01/15/24	155,000	154,360
Total Consumer Staples				947,621
Energy | 4.4%
BP Capital Markets America Inc.	1.75	08/10/30	125,000	123,960
BP Capital Markets America Inc.	3.00	02/24/50	159,000	151,215
BP Capital Markets America Inc.	2.77	11/10/50	125,000	114,297
BP Capital Markets America Inc.	3.19	04/06/25	270,000	296,912
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	200,413
Cheniere Corpus Christi Holdings LLC (b)	3.70	11/15/29	39,000	40,511
Chevron Corp.	2.00	05/11/27	60,000	63,428
Chevron Corp.	2.24	05/11/30	65,000	68,927
Chevron Corp.	2.98	05/11/40	65,000	70,041
Concho Resources Inc.	2.40	02/15/31	125,000	119,444
Energy Transfer Operating LP	3.75	05/15/30	318,000	307,784
Energy Transfer Operating LP	5.00	05/15/50	40,000	36,719
EOG Resources, Inc.	4.38	04/15/30	85,000	100,091
EOG Resources, Inc.	4.95	04/15/50	60,000	73,567
EQM Midstream Partners, LP	4.75	07/15/23	188,000	187,765
EQM Midstream Partners, LP	5.50	07/15/28	213,000	214,502
Gray Oak Pipeline, LLC (b)	2.00	09/15/23	70,000	70,381
HollyFrontier Corp.	2.63	10/01/23	60,000	60,157
Midwest Connector Capital Co. LLC (b)	3.90	04/01/24	85,000	85,740
Midwest Connector Capital Co. LLC (b)	4.63	04/01/29	205,000	207,073
MPLX LP	1.75	03/01/26	80,000	79,818
MPLX LP	2.65	08/15/30	200,000	195,969
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	108,624
Occidental Petroleum Corp.	5.88	09/01/25	110,000	100,811
Pioneer Natural Resources Co.	1.90	08/15/30	165,000	154,805
Rockies Express Pipeline LLC (b)	4.80	05/15/30	60,000	58,489
Valero Energy Corp.	1.20	03/15/24	90,000	89,618
Total Energy				3,381,061
Financials | 14.3%
Air Lease Corp.	2.63	07/01/22	70,000	70,848
Air Lease Corp.	3.88	07/03/23	75,000	78,121
Air Lease Corp.	3.38	07/01/25	95,000	96,988
Ally Financial Inc.	3.05	06/05/23	120,000	124,686
Ally Financial Inc.	1.45	10/02/23	150,000	149,626
Athene Global Funding (b)	2.80	05/26/23	95,000	99,062
Athene Global Funding (b)	2.50	01/14/25	609,000	627,615
Athene Global Funding (b)	2.95	11/12/26	120,000	126,351
Bank of America Corp.	3.95	04/21/25	844,000	937,212
Bank of America Corp.	0.98(a)	09/25/25	220,000	219,947
Bank of America Corp.	2.50(a)	02/13/31	263,000	274,148
Bank of America Corp.	2.68(a)	06/19/41	275,000	280,478
Capital One Bank (USA), NA	2.01(a)	01/27/23	275,000	279,659
CIT Group Inc.	3.93(a)	06/19/24	90,000	90,675
Citigroup Inc.	1.68(a)	05/15/24	75,000	76,826
Citigroup Inc.	4.45	09/29/27	653,000	756,384
Citigroup Inc.	2.98(a)	11/05/30	65,000	70,272
Citigroup Inc.	2.57(a)	06/03/31	295,000	310,071

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 14.3% (Continued)
CoreStates Capital II (b)	0.93%(a)	01/15/27	$175,000	$158,794
Fifth Third Bancorp	1.63	05/05/23	110,000	112,941
Goldman Sachs Group Inc.	3.81(a)	04/23/29	117,000	133,169
Goldman Sachs Group, Inc.	3.50	04/01/25	165,000	182,052
Guardian Life Global Funding (b)	1.10	06/23/25	85,000	85,847
Iron Mountain Inc. (b)	4.50	02/15/31	80,000	80,441
J.P. Morgan Chase & Co.	0.65(a)	09/16/24	120,000	120,036
J.P. Morgan Chase & Co.	2.08(a)	04/22/26	205,000	214,110
J.P. Morgan Chase & Co.	3.63	12/01/27	422,000	472,138
J.P. Morgan Chase & Co.	2.52(a)	04/22/31	105,000	111,761
J.P. Morgan Chase & Co.	2.96(a)	05/13/31	120,000	128,269
Jackson National Life Global Funding (b)	0.55(a)	03/16/21	65,000	65,073
Jackson National Life Global Funding (b)	0.69(a)	01/06/23	350,000	350,479
Main Street Capital Corp.	5.20	05/01/24	884,000	928,657
Met Tower Global Funding (b)	0.61(a)	01/17/23	150,000	150,695
Metropolitan Life Global Funding (b)	0.63(a)	01/13/23	150,000	150,518
Morgan Stanley	1.45(a)	01/20/22	100,000	100,291
Morgan Stanley	2.72(a)	07/22/25	207,000	219,888
Morgan Stanley	2.70(a)	01/22/31	230,000	245,548
Oaktree Specialty Lending Corp.	3.50	02/25/25	405,000	407,149
Principal Life Global Funding II (b)	1.25	06/23/25	65,000	66,113
Protective Life Global Funding (b)	1.17	07/15/25	540,000	544,172
Prudential Financial, Inc.	5.70(a)	09/15/48	75,000	84,721
Regions Financial Corp.	2.25	05/18/25	70,000	73,832
Visa Inc.	2.00	08/15/50	120,000	110,645
Wells Fargo & Co.	1.65(a)	06/02/24	350,000	356,433
Wells Fargo & Co.	2.19(a)	04/30/26	60,000	62,314
Wells Fargo & Co.	2.39(a)	06/02/28	175,000	182,504
Wells Fargo & Co.	2.57(a)	02/11/31	50,000	52,277
Wells Fargo & Co.	3.07(a)	04/30/41	230,000	238,636
Total Financials				10,858,472
Health Care | 2.1%
AbbVie Inc. (b)	2.95	11/21/26	160,000	174,293
AbbVie Inc. (b)	4.05	11/21/39	172,000	196,441
Anthem, Inc.	2.38	01/15/25	50,000	53,115
Anthem, Inc.	3.13	05/15/50	60,000	60,515
Biogen Inc.	2.25	05/01/30	35,000	35,698
Biogen Inc.	3.15	05/01/50	60,000	59,066
CVS Health Corp.	1.75	08/21/30	190,000	186,004
CVS Health Corp.	2.70	08/21/40	120,000	114,780
HCA Healthcare Inc.	5.13	06/15/39	89,000	107,836
Health Care Service Corp. (b)	1.50	06/01/25	220,000	225,642
Merck & Co., Inc.	2.35	06/24/40	75,000	76,112
Mylan Inc.	4.55	04/15/28	140,000	163,002
Mylan Inc.	5.20	04/15/48	50,000	61,870
Thermo Fisher Scientific Inc.	4.50	03/25/30	55,000	67,814
Total Health Care				1,582,188
Industrials | 1.5%
Ashtead Capital, Inc. (b)	4.25	11/01/29	248,000	261,005
Boeing Co. (The)	1.88	06/15/23	135,000	134,632
Boeing Co. (The)	2.85	10/30/24	66,000	66,563

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 1.5% (Continued)
Boeing Co. (The)	5.71%	05/01/40	$77,000	$89,880
Caterpillar Inc.	3.25	04/09/50	55,000	61,622
Delta Air Lines, Inc. (b)	7.00	05/01/25	150,000	164,673
Delta Air Lines, Inc.	7.38	01/15/26	110,000	115,294
Southwest Airlines Co.	5.25	05/04/25	255,000	280,793
Total Industrials				1,174,462
Information Technology | 2.4%
Dell International LLC / EMC Corp. (b)	5.85	07/15/25	110,000	128,351
Dell International LLC / EMC Corp. (b)	4.90	10/01/26	122,000	137,878
DXC Technology Co.	4.00	04/15/23	80,000	84,238
Infor, Inc. (b)	1.75	07/15/25	70,000	72,129
International Business Machines Corp.	4.15	05/15/39	146,000	178,272
Microsoft Corp.	3.70	08/08/46	385,000	483,098
NVIDIA Corp.	3.50	04/01/40	60,000	70,258
NVIDIA Corp.	3.50	04/01/50	60,000	70,105
Owl Rock Technology Finance Corp. (b)	4.75	12/15/25	450,000	444,564
PayPal Holdings, Inc.	2.30	06/01/30	70,000	73,857
PayPal Holdings, Inc.	3.25	06/01/50	70,000	77,232
Total Information Technology				1,819,982
Materials | 0.7%
3M Co.	3.70	04/15/50	60,000	71,795
DuPont de Nemours, Inc.	2.17	05/01/23	80,000	80,744
E.I. du Pont de Nemours & Co.	2.30	07/15/30	40,000	42,407
Mosaic Co. (The)	4.25	11/15/23	305,000	331,009
Total Materials				525,955
Real Estate | 1.3%
American Tower Corp.	1.88	10/15/30	130,000	128,034
Life Storage, LP	2.20	10/15/30	215,000	214,611
Prologis, LP	1.25	10/15/30	120,000	117,023
Prologis, LP	2.13	10/15/50	120,000	107,756
SBA Tower Trust (b)	2.84	01/15/25	115,000	123,053
Service Properties Trust	7.50	09/15/25	205,000	218,042
Welltower Inc.	2.75	01/15/31	95,000	97,552
Total Real Estate				1,006,071
Utilities | 2.8%
Dominion Energy, Inc.	0.77(a)	09/15/23	90,000	90,144
National Fuel Gas Co.	5.50	01/15/26	272,000	296,860
Pacific Gas & Electric Co.	4.25	08/01/23	294,000	313,131
Pacific Gas & Electric Co.	4.25	03/15/46	240,000	231,329
San Diego Gas & Electric Co.	1.91	02/01/22	182,362	183,695
Southern California Edison Co.	2.25	06/01/30	55,000	55,148
Southern California Edison Co.	4.00	04/01/47	314,000	336,222
Southern California Edison Co.	3.65	02/01/50	214,000	222,328
TerraForm Power Operating LLC (b)	4.25	01/31/23	215,000	220,349

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 38.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 2.8% (Continued)
TerraForm Power Operating LLC (b)	4.75%	01/15/30	$171,000	$181,688
Total Utilities				2,130,894
Total Corporate Bonds–Other
(Cost $28,461,745)				29,051,832

Mortgage-Backed Securities | 16.6% of portfolio

Federal Home Loan Mortgage Corp.	3.00	06/01/50	570,506	597,613
FNMA BN5402	3.50	04/01/49	96,241	101,305
FNMA BN7662	3.50	07/01/49	306,564	322,935
FNMA CA4016	3.00	08/01/49	1,200,798	1,266,306
FNMA FM1000	3.00	04/01/47	2,134,494	2,242,794
FNMA FM4231	2.50	09/01/50	363,084	381,114
FNMA MA3691	3.00	07/01/49	533,308	558,408
FNMA MA3692	3.50	07/01/49	1,253,074	1,319,644
FNMA MA3745	3.50	08/01/49	1,425,780	1,502,534
FNMA MA3834	3.00	11/01/49	1,024,958	1,073,197
FNMA MA3960	3.00	03/01/50	470,170	492,298
FNMA MA3992	3.50	04/01/50	557,402	587,544
FNMA MA4048	3.00	06/01/50	1,629,783	1,710,826
GNMA MA6474	3.00	02/20/50	446,500	467,499
Total Mortgage-Backed Securities
(Cost $12,484,435)				12,624,017

U.S. Government & Agency Obligations | 14.5% of portfolio

U.S. International Development Finance Corp.	1.11	05/15/29	300,000	305,738
U.S. International Development Finance Corp.	1.05	10/15/29	150,000	151,836
U.S. International Development Finance Corp.	1.49	08/15/31	80,000	82,747
U.S. International Development Finance Corp.	3.00	10/05/34	193,640	224,096
U.S. International Development Finance Corp.	1.32	03/15/35	210,000	210,633
U.S. Treasury Note	0.13	09/15/23	109,000	108,898
U.S. Treasury Note	0.25	09/30/25	260,000	259,655
U.S. Treasury Note	0.38	09/30/27	3,130,000	3,108,970
U.S. Treasury Note	0.63	08/15/30	1,255,000	1,247,745
U.S. Treasury Note	1.25	05/15/50	5,646,000	5,350,467
Total U.S. Government & Agency Obligations
(Cost $11,173,449)				11,050,785

Asset-Backed Securities | 11.7% of portfolio

American Credit Acceptance Receivables Trust 19-1 (b)	3.50	04/14/25	120,000	122,650
American Credit Acceptance Receivables Trust 2019-3 (b)	2.59	08/14/23	800,000	807,640
American Credit Acceptance Receivables Trust 20-3A (b)	0.62	10/13/23	155,338	155,384
American Credit Acceptance Receivables Trust 20-3B (b)	1.15	08/13/24	115,000	115,353
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	58,388	58,613
Avid Automobile Receivables Trust 19-1 (b)	2.62	02/15/24	54,966	55,537
Carvana Auto Receivables Trust 19-2A (b)	2.74	12/15/23	310,000	316,069
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	155,543	156,597
Consumer Loan Underlying Bond 19-HP1 (b)	2.59	12/15/26	61,088	61,780
Consumer Loan Underlying Bond 20-P1 (b)	2.26	03/15/28	157,019	158,204
CPS Auto Trust 20-C (b)	1.01	01/15/25	100,000	100,069
Credit Acceptance Auto Loan Trust 18-2A (b)	3.47	05/17/27	145,826	147,384
Credit Acceptance Auto Loan Trust 18-3B (b)	3.89	10/15/27	250,000	257,936
Credit Acceptance Auto Loan Trust 19-1A (b)	3.33	02/15/28	250,000	256,108

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 11.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Credit Acceptance Auto Loan Trust 19-1B (b)	3.75%	04/17/28	$500,000	$523,738
Credit Acceptance Auto Loan Trust 19-1C (b)	3.94	06/15/28	250,000	261,377
Credit Acceptance Auto Loan Trust 20-1A (b)	2.01	02/15/29	500,000	511,749
Credit Acceptance Auto Loan Trust 20-1A (b)	2.39	04/16/29	250,000	253,811
Credit Acceptance Auto Loan Trust 20-2A (b)	1.37	07/16/29	250,000	252,945
DT Auto Owner Trust 18-2D (b)	4.15	03/15/24	100,000	103,231
DT Auto Owner Trust 19-1C (b)	3.61	11/15/24	300,000	307,712
DT Auto Owner Trust 20-3A (b)	0.91	12/16/24	200,000	199,954
Exeter Automobile Receivables Trust 19-4 (b)	2.18	01/17/23	42,013	42,193
Exeter Automobile Receivables Trust 20-1A (b)	2.05	06/15/23	48,647	48,984
Exeter Automobile Receivables Trust 20-1A (b)	2.26	04/15/24	100,000	101,485
Exeter Automobile Receivables Trust 20-3A	0.52	10/16/23	100,000	100,025
Foursight Capital Automobile Receivables Trust 19-1 (b)	2.67	03/15/24	100,000	101,963
Freedom Financial 20-3 (b)	2.40	09/20/27	256,937	257,510
GLS Auto Receivables Trust 19-1 (b)	3.65	12/16/24	800,000	817,077
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	1,590,078	1,605,207
GLS Auto Receivables Trust 20-2 (b)	1.58	08/15/24	78,471	79,225
GLS Auto Receivables Trust 20-3 (b)	1.38	08/15/24	150,000	150,683
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	37,876	38,192
Marlette Funding Trust 20-2 (b)	1.02	09/16/30	93,996	94,147
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	23,275	23,380
SoFi Consumer Loan Program Trust 19-1 (b)	3.24	02/25/28	36,226	36,589
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	48,733	49,300
United Auto Credit Securitization Trust 20-1 (b)	1.47	11/10/22	120,000	120,647
Upstart Securitization Trust 19-3 (b)	2.68	01/21/30	88,960	89,704
Total Asset-Backed Securities
(Cost $8,894,161)				8,940,152

Yankee Bonds | 10.7% of portfolio

AerCap Ireland Capital DAC	4.13	07/03/23	185,000	188,754
AerCap Ireland Capital DAC	6.50	07/15/25	165,000	178,094
Aircastle Ltd. (b)	5.25	08/11/25	160,000	156,489
Avolon Holdings Funding Ltd. (b)	3.63	05/01/22	207,000	203,396
Avolon Holdings Funding Ltd. (b)	3.95	07/01/24	150,000	142,485
Avolon Holdings Funding Ltd. (b)	5.50	01/15/26	300,000	301,158
Banco Bilbao Vizcaya Argentaria SA	0.88	09/18/23	200,000	199,763
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	200,000	198,595
Banco Santander SA	2.75	05/28/25	200,000	210,166
Banco Santander SA	3.49	05/28/30	200,000	217,553
Bank of Montreal	0.77(a)	03/10/23	100,000	100,466
Barclays PLC	1.66(a)	05/16/24	400,000	401,090
Barclays PLC	2.85(a)	05/07/26	325,000	337,415
Barclays PLC	2.65(a)	06/24/31	200,000	199,474
Cemex, SAB de CV (b)	7.38	06/05/27	230,000	248,517
Delta and SkyMiles IP Ltd. (b)	4.50	10/20/25	100,000	102,625
Delta and SkyMiles IP Ltd. (b)	4.75	10/20/28	50,000	51,875
Deutsche Bank AG	2.22(a)	09/18/24	150,000	150,985
DH Europe Finance II SARL	2.60	11/15/29	153,000	165,782
Enel Finance International NV (b)	2.65	09/10/24	300,000	318,025
Imperial Brands PLC (b)	3.88	07/26/29	311,000	336,668
Mitsubishi UFJ Financial Group, Inc.	1.10(a)	07/26/23	230,000	232,116
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	220,000	222,714
Nationwide Building Society (b)	3.62(a)	04/26/23	200,000	207,790
Nissan Motor Co., Ltd. (b)	3.52	09/17/25	200,000	202,098
NXP BV (b)	3.40	05/01/30	60,000	65,635
Royal Bank of Scotland Group PLC	4.27(a)	03/22/25	296,000	321,720
Seagate HDD Cayman (b)	4.09	06/01/29	247,000	266,961

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Yankee Bonds | 10.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Seagate HDD Cayman (b)	4.13%	01/15/31	$75,000	$80,884
Spirit Loyalty Cayman Ltd. (b)	8.00	09/20/25	100,000	105,952
Sumitomo Mitsui Financial Group, Inc. (b)	1.05	09/12/25	200,000	200,720
Syngenta Finance NV (b)	4.44	04/24/23	230,000	242,897
Syngenta Finance NV (b)	4.89	04/24/25	530,000	574,521
Tencent Holdings Ltd. (b)	3.28	04/11/24	220,000	234,318
Tencent Holdings Ltd. (b)	1.81	01/26/26	220,000	224,296
Tencent Music Entertainment Group	2.00	09/03/30	200,000	195,655
Teva Pharmaceutical Industries Ltd.	2.80	07/21/23	248,000	237,150
Toronto-Dominion Bank	0.53(a)	09/28/23	90,000	90,027
Total Capital International SA	3.13	05/29/50	40,000	41,315
Total Yankee Bonds
(Cost $7,944,515)				8,156,144

Municipal Bonds | 0.8% of portfolio

New Jersey | 0.8%
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	95,000	95,687
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	85,000	85,836
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	145,000	146,063
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	265,000	251,612
Total New Jersey				579,198
Total Municipal Bonds
(Cost $588,277)				579,198

Money Market Fund | 7.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(c)	5,804,983	5,804,983
Total Money Market Fund
(Cost $5,804,983)			5,804,983
Total Investments in Securities
(Cost $75,351,565) | 100.0%			$76,207,111
(a)	Variable coupon rate as of September 30, 2020.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $19,595,511 and represents 25.7% of total investments.
(c)	7-day yield at September 30, 2020.
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association
DAC - Designated Activity Company
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
AG - Aktiengesellschaft
SARL - Societe a responsabilite limitee
NV - Naamloze Vennottschap

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
BV - Besloten Vennootschap
At September 30, 2020, the cost of investment securities for tax purposes was $75,355,470. Net unrealized appreciation of investment securities was $851,641 consisting of unrealized gains of $1,215,353 and unrealized losses of $363,712.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$29,051,832	$ —	$29,051,832
Mortgage-Backed Securities	—	12,624,017	—	12,624,017
U.S. Government & Agency Obligations	—	11,050,785	—	11,050,785
Asset-Backed Securities	—	8,940,152	—	8,940,152
Yankee Bonds	—	8,156,144	—	8,156,144
Municipal Bonds	—	579,198	—	579,198
Money Market Fund	5,804,983	—	—	5,804,983
Total	$5,804,983	$70,402,128	$ —	$76,207,111

Portfolio of Investments
Stock Index Fund  |  September 30, 2020  |  (Unaudited)

	Cost	Value
Investment	$41,218,818	$171,256,381
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2020, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.70%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)

Common Stocks | 99.0% of net assets
	Shares	Value
Aerospace & Defense | 1.6%
Boeing Co.	458,126	$75,709,903
General Dynamics Corp.	200,676	27,779,579
Howmet Aerospace, Inc.	339,873	5,682,676
Huntington Ingalls Industries, Inc.	35,861	5,047,436
L3Harris Technologies, Inc.	186,671	31,704,203
Lockheed Martin Corp.	212,404	81,410,205
Northrop Grumman Corp.	133,588	42,145,678
Raytheon Technologies Corp.	1,319,038	75,897,446
Teledyne Technologies, Inc. (a)	31,829	9,873,674
Textron, Inc.	195,208	7,045,057
TransDigm Group, Inc.	46,804	22,237,516
Total Aerospace & Defense		384,533,373
Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	115,921	11,845,967
Expeditors International of Washington, Inc.	144,763	13,103,947
FedEx Corp.	208,029	52,323,454
United Parcel Service, Inc., Class B	610,732	101,766,273
Total Air Freight & Logistics		179,039,641
Airlines | 0.2%
Alaska Air Group, Inc.	104,278	3,819,703
American Airlines Group, Inc. (b)	439,112	5,396,686
Delta Air Lines, Inc.	550,751	16,841,966
Southwest Airlines Co.	509,319	19,099,463
United Airlines Holdings, Inc. (a)	251,247	8,730,833
Total Airlines		53,888,651
Auto Components | 0.1%
Aptiv PLC	233,150	21,375,192
BorgWarner, Inc.	176,581	6,840,748
Total Auto Components		28,215,940
Automobiles | 0.2%
Ford Motor Co.	3,390,483	22,580,617
General Motors Co.	1,087,117	32,167,792
Total Automobiles		54,748,409
Banks | 3.3%
Bank of America Corp.	6,583,215	158,589,649
Citigroup, Inc.	1,797,565	77,493,027
Citizens Financial Group, Inc.	365,770	9,246,665
Comerica, Inc.	123,273	4,715,192
Fifth Third Bancorp	611,953	13,046,838
First Republic Bank	146,729	16,002,265
Huntington Bancshares, Inc.	878,386	8,054,800
JPMorgan Chase & Co.	2,631,423	253,327,092
KeyCorp	839,510	10,015,354
M&T Bank Corp.	108,602	10,001,158
People's United Financial, Inc.	379,790	3,915,635
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Banks | 3.3% (Continued)
PNC Financial Services Group, Inc.	366,156	$40,244,206
Regions Financial Corp.	833,745	9,613,080
SVB Financial Group (a)	45,318	10,904,417
Truist Financial Corp.	1,163,614	44,275,513
U.S. Bancorp	1,183,035	42,411,805
Wells Fargo & Co.	3,557,412	83,634,756
Zions Bancorp. NA	145,771	4,259,429
Total Banks		799,750,881
Beverages | 1.7%
Brown-Forman Corp., Class B (b)	156,870	11,815,448
Coca-Cola Co.	3,337,967	164,795,431
Constellation Brands, Inc., Class A	145,838	27,637,759
Molson Coors Brewing Co., Class B	161,725	5,427,491
Monster Beverage Corp. (a)	318,762	25,564,713
PepsiCo, Inc.	1,195,547	165,702,814
Total Beverages		400,943,656
Biotechnology | 2.1%
AbbVie Inc.	1,523,827	133,472,007
Alexion Pharmaceuticals, Inc. (a)	189,243	21,655,076
Amgen Inc.	505,711	128,531,508
Biogen, Inc. (a)(b)	136,694	38,777,354
Gilead Sciences, Inc.	1,082,515	68,404,123
Incyte Corp. (a)	160,508	14,403,988
Regeneron Pharmaceuticals, Inc. (a)	90,267	50,529,661
Vertex Pharmaceuticals, Inc. (a)	225,374	61,328,773
Total Biotechnology		517,102,490
Building Products | 0.5%
Allegion PLC	79,134	7,827,144
AO Smith Corp.	116,550	6,153,840
Carrier Global Corp.	706,396	21,573,334
Fortune Brands Home & Security, Inc.	119,282	10,320,278
Johnson Controls International PLC	642,441	26,243,715
Masco Corp.	225,817	12,449,291
Trane Technologies PLC	206,627	25,053,524
Total Building Products		109,621,126
Capital Markets | 2.5%
Ameriprise Financial, Inc.	103,845	16,003,553
Bank of New York Mellon Corp.	703,000	24,141,020
BlackRock, Inc. (c)	122,445	69,003,880
Cboe Global Markets, Inc.	92,827	8,144,641
Charles Schwab Corp.	995,432	36,064,501
CME Group, Inc.	309,650	51,807,542
E*Trade Financial Corp.	190,903	9,554,695

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Capital Markets | 2.5% (Continued)
Franklin Resources, Inc.	229,824	$4,676,918
Goldman Sachs Group, Inc.	297,089	59,705,976
Intercontinental Exchange, Inc.	484,604	48,484,630
Invesco Ltd.	327,515	3,736,946
MarketAxess Holdings, Inc.	33,020	15,902,102
Moody's Corp.	138,939	40,271,469
Morgan Stanley	1,034,693	50,027,407
MSCI, Inc.	72,216	25,765,225
Nasdaq, Inc.	99,903	12,259,097
Northern Trust Corp.	179,676	14,009,338
Raymond James Financial, Inc.	108,288	7,879,035
S&P Global Inc. (b)	208,089	75,036,893
State Street Corp.	303,979	18,035,074
T. Rowe Price Group, Inc.	195,989	25,129,710
Total Capital Markets		615,639,652
Chemicals | 1.8%
Air Products & Chemicals, Inc.	190,729	56,810,540
Albemarle Corp.	90,674	8,095,375
Celanese Corp.	102,137	10,974,621
CF Industries Holdings, Inc.	183,713	5,641,826
Corteva, Inc.	643,334	18,534,452
Dow Inc.	639,913	30,107,907
DuPont de Nemours, Inc.	632,434	35,087,438
Eastman Chemical Co.	115,913	9,055,124
Ecolab, Inc.	214,432	42,852,091
FMC Corp.	112,854	11,952,367
International Flavors & Fragrances, Inc.	93,335	11,428,871
Linde PLC	453,617	108,019,816
LyondellBasell Industries NV, Class A	223,528	15,756,489
Mosaic Co.	301,320	5,505,116
PPG Industries, Inc.	203,752	24,874,044
Sherwin-Williams Co.	70,550	49,155,007
Total Chemicals		443,851,084
Commercial Services & Supplies | 0.4%
Cintas Corp.	75,067	24,984,550
Copart, Inc. (a)	178,107	18,729,732
Republic Services, Inc.	180,884	16,885,521
Rollins, Inc. (b)	127,350	6,901,097
Waste Management, Inc.	335,588	37,978,494
Total Commercial Services & Supplies		105,479,394
Communications Equipment | 0.8%
Arista Networks, Inc. (a)(b)	47,229	9,773,097
Cisco Systems, Inc.	3,655,307	143,982,543
F5 Networks, Inc. (a)	51,988	6,382,567
Juniper Networks, Inc.	290,641	6,248,781
Motorola Solutions, Inc.	146,601	22,988,503
Total Communications Equipment		189,375,491
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Construction & Engineering | 0.1%
Jacobs Engineering Group, Inc.	111,963	$10,386,807
Quanta Services, Inc.	121,753	6,435,864
Total Construction & Engineering		16,822,671
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	53,454	12,580,934
Vulcan Materials Co.	115,239	15,619,494
Total Construction Materials		28,200,428
Consumer Finance | 0.5%
American Express Co.	563,118	56,452,579
Capital One Financial Corp.	394,278	28,332,817
Discover Financial Services	264,542	15,285,237
Synchrony Financial	473,928	12,402,696
Total Consumer Finance		112,473,329
Containers & Packaging | 0.4%
Amcor PLC	1,345,193	14,864,383
Avery Dennison Corp.	72,705	9,294,607
Ball Corp.	281,971	23,437,430
International Paper Co.	341,409	13,840,721
Packaging Corp. of America	81,400	8,876,670
Sealed Air Corp.	133,968	5,199,298
WestRock Co.	221,545	7,696,473
Total Containers & Packaging		83,209,582
Distributors | 0.1%
Genuine Parts Co.	124,563	11,854,661
LKQ Corp. (a)	241,720	6,702,895
Total Distributors		18,557,556
Diversified Financial Services | 1.5%
Berkshire Hathaway, Inc., Class B (a)	1,711,526	364,452,346
Total Diversified Financial Services		364,452,346
Diversified Telecommunication Services | 1.6%
AT&T, Inc.	6,152,008	175,393,748
CenturyLink, Inc.	857,752	8,654,718
Verizon Communications, Inc.	3,572,960	212,555,390
Total Diversified Telecommunication Services		396,603,856
Electric Utilities | 1.8%
Alliant Energy Corp.	212,748	10,988,434
American Electric Power Co., Inc.	429,095	35,069,934
Duke Energy Corp.	634,070	56,153,239
Edison International	326,571	16,602,870
Entergy Corp.	173,355	17,080,668
Evergy, Inc.	198,431	10,084,263

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Electric Utilities | 1.8% (Continued)
Eversource Energy	296,144	$24,742,831
Exelon Corp.	839,719	30,028,352
FirstEnergy Corp.	470,441	13,506,361
NextEra Energy, Inc.	422,782	117,347,372
NRG Energy, Inc.	210,798	6,479,931
Pinnacle West Capital Corp.	96,814	7,217,484
PPL Corp.	668,523	18,190,511
Southern Co.	910,570	49,371,105
Xcel Energy, Inc.	453,160	31,272,572
Total Electric Utilities		444,135,927
Electrical Equipment | 0.5%
AMETEK, Inc.	199,032	19,783,781
Eaton Corp. PLC	345,947	35,296,972
Emerson Electric Co.	515,985	33,833,137
Rockwell Automation, Inc.	100,605	22,201,511
Total Electrical Equipment		111,115,401
Electronic Equipment, Instruments & Components | 0.5%
Amphenol Corp., Class A	258,151	27,950,009
CDW Corp.	122,974	14,699,082
Corning, Inc.	657,033	21,294,440
FLIR Systems, Inc.	113,633	4,073,743
IPG Photonics Corp. (a)(b)	29,995	5,098,250
Keysight Technologies, Inc. (a)	160,848	15,888,565
TE Connectivity Ltd.	283,029	27,663,254
Zebra Technologies Corp., Class A (a)	46,056	11,627,298
Total Electronic Equipment, Instruments & Components		128,294,641
Energy Equipment & Services | 0.2%
Baker Hughes Co.	572,371	7,606,811
Halliburton Co.	750,650	9,045,333
National Oilwell Varco, Inc.	342,352	3,101,709
Schlumberger NV	1,205,365	18,755,479
TechnipFMC PLC	362,703	2,288,656
Total Energy Equipment & Services		40,797,988
Entertainment | 2.0%
Activision Blizzard, Inc.	667,853	54,062,700
Electronic Arts Inc. (a)	249,161	32,493,086
Live Nation Entertainment, Inc. (a)	121,362	6,538,985
Netflix, Inc. (a)	380,790	190,406,424
Take-Two Interactive Software, Inc. (a)	98,542	16,281,109
Walt Disney Co. (b)	1,560,290	193,600,783
Total Entertainment		493,383,087
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) | 2.6%
Alexandria Real Estate Equities, Inc.	101,270	$16,203,200
American Tower Corp.	382,997	92,581,865
Apartment Investment & Management Co., Class A	128,731	4,340,809
AvalonBay Communities, Inc.	121,601	18,159,893
Boston Properties, Inc.	122,286	9,819,566
Crown Castle International Corp.	361,609	60,207,898
Digital Realty Trust, Inc.	232,261	34,086,624
Duke Realty Corp.	320,492	11,826,155
Equinix, Inc.	76,659	58,270,806
Equity Residential	295,670	15,176,741
Essex Property Trust, Inc.	56,305	11,305,481
Extra Space Storage, Inc.	110,681	11,841,760
Federal Realty Investment Trust	61,405	4,509,583
Healthpeak Properties, Inc.	464,806	12,619,483
Host Hotels & Resorts, Inc.	604,349	6,520,926
Iron Mountain, Inc.	252,876	6,774,548
Kimco Realty Corp.	361,070	4,065,648
Mid-America Apartment Communities, Inc.	99,445	11,530,648
Prologis, Inc.	637,882	64,183,687
Public Storage	130,798	29,131,331
Realty Income Corp.	297,920	18,098,640
Regency Centers Corp.	136,212	5,178,780
SBA Communications Corp.	96,653	30,782,047
Simon Property Group, Inc.	263,910	17,069,699
SL Green Realty Corp.	63,248	2,932,810
UDR, Inc.	255,798	8,341,573
Ventas, Inc.	321,095	13,473,146
Vornado Realty Trust	135,460	4,566,357
Welltower, Inc.	360,314	19,849,698
Weyerhaeuser Co.	648,783	18,503,291
Total Equity Real Estate Investment Trusts (REITs)		621,952,693
Food & Staples Retailing | 1.6%
Costco Wholesale Corp.	381,229	135,336,295
Kroger Co.	670,986	22,753,135
Sysco Corp.	439,090	27,320,180
Walgreens Boots Alliance, Inc.	621,006	22,306,536
Walmart, Inc.	1,198,920	167,740,897
Total Food & Staples Retailing		375,457,043
Food Products | 1.1%
Archer-Daniels-Midland Co.	479,615	22,297,301
Campbell Soup Co.	174,803	8,455,221
Conagra Brands, Inc.	423,722	15,131,113
General Mills, Inc.	526,236	32,458,237
Hershey Co.	127,279	18,244,172
Hormel Foods Corp.	242,105	11,836,513
J.M. Smucker Co.	99,331	11,474,717
Kellogg Co.	216,799	14,003,047
Kraft Heinz Co.	559,480	16,756,426

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Food Products | 1.1% (Continued)
Lamb Weston Holdings, Inc.	124,846	$8,273,544
McCormick & Co., Inc.	107,590	20,883,219
Mondelez International, Inc., Class A	1,233,284	70,852,166
Tyson Foods, Inc., Class A	253,297	15,066,106
Total Food Products		265,731,782
Gas Utilities | 0.0%
Atmos Energy Corp.	106,510	10,181,291
Total Gas Utilities		10,181,291
Health Care Equipment & Supplies | 3.9%
Abbott Laboratories	1,528,746	166,373,427
ABIOMED, Inc. (a)	39,437	10,926,415
Align Technology, Inc. (a)(b)	61,710	20,201,386
Baxter International, Inc.	436,773	35,125,285
Becton, Dickinson & Co.	250,284	58,236,081
Boston Scientific Corp. (a)(b)	1,235,302	47,200,889
Cooper Cos., Inc.	42,423	14,301,642
Danaher Corp.	545,153	117,387,796
DENTSPLY SIRONA, Inc.	191,806	8,387,676
DexCom, Inc. (a)	82,667	34,077,817
Edwards Lifesciences Corp. (a)	535,129	42,713,997
Hologic, Inc. (a)	223,962	14,886,754
IDEXX Laboratories, Inc. (a)	73,440	28,869,998
Intuitive Surgical, Inc. (a)(b)	101,045	71,695,469
Medtronic PLC	1,160,649	120,614,644
ResMed, Inc.	125,192	21,461,665
STERIS PLC	73,941	13,027,665
Stryker Corp.	282,152	58,792,012
Teleflex, Inc.	40,309	13,721,990
Varian Medical Systems, Inc. (a)(b)	78,200	13,450,400
West Pharmaceutical Services, Inc.	63,513	17,459,724
Zimmer Biomet Holdings, Inc.	179,086	24,380,768
Total Health Care Equipment & Supplies		953,293,500
Health Care Providers & Services | 2.6%
AmerisourceBergen Corp.	126,910	12,300,117
Anthem, Inc.	217,161	58,327,273
Cardinal Health, Inc.	254,665	11,956,522
Centene Corp. (a)	497,800	29,036,674
Cigna Corp.	317,056	53,712,457
CVS Health Corp.	1,129,987	65,991,241
DaVita, Inc. (a)	69,453	5,948,649
HCA Healthcare, Inc.	227,659	28,384,524
Henry Schein, Inc. (a)(b)	123,272	7,245,928
Humana Inc.	114,227	47,277,413
Laboratory Corp. of America Holdings (a)	84,938	15,991,277
McKesson Corp.	140,617	20,942,090
Quest Diagnostics, Inc.	115,282	13,198,636
UnitedHealth Group, Inc.	820,558	255,825,368
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.6% (Continued)
Universal Health Services, Inc., Class B	67,089	$7,179,865
Total Health Care Providers & Services		633,318,034
Health Care Technology | 0.1%
Cerner Corp. (b)	263,732	19,065,186
Total Health Care Technology		19,065,186
Hotels, Restaurants & Leisure | 1.6%
Carnival Corp.	447,165	6,787,965
Chipotle Mexican Grill, Inc. (a)	24,149	30,034,353
Darden Restaurants, Inc.	112,179	11,300,913
Domino's Pizza, Inc. (b)	33,697	14,330,660
Hilton Worldwide Holdings, Inc.	239,440	20,429,021
Las Vegas Sands Corp.	283,584	13,232,029
Marriott International, Inc., Class A	229,622	21,258,405
McDonald's Corp.	642,488	141,019,691
MGM Resorts International	353,512	7,688,886
Norwegian Cruise Line Holdings Ltd. (a)(b)	225,621	3,860,375
Royal Caribbean Cruises Ltd.	153,843	9,958,257
Starbucks Corp.	1,009,361	86,724,297
Wynn Resorts, Ltd.	85,011	6,104,640
Yum! Brands, Inc.	260,241	23,760,003
Total Hotels, Restaurants & Leisure		396,489,495
Household Durables | 0.4%
D.R. Horton, Inc.	285,772	21,612,936
Garmin Ltd.	128,795	12,217,494
Leggett & Platt, Inc.	117,117	4,821,707
Lennar Corp., Class A	237,116	19,367,635
Mohawk Industries, Inc. (a)	50,377	4,916,291
Newell Brands, Inc.	333,665	5,725,691
NVR, Inc. (a)	3,042	12,420,851
PulteGroup, Inc.	231,556	10,718,727
Whirlpool Corp.	53,787	9,890,892
Total Household Durables		101,692,224
Household Products | 1.8%
Church & Dwight Co., Inc.	213,668	20,022,828
Clorox Co.	109,273	22,965,907
Colgate-Palmolive Co.	740,313	57,115,148
Kimberly-Clark Corp.	293,749	43,374,977
Procter & Gamble Co.	2,149,638	298,778,186
Total Household Products		442,257,046

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	582,112	$10,542,048
Total Independent Power and Renewable Electricity Producers		10,542,048
Industrial Conglomerates | 1.1%
3M Co.	497,359	79,666,965
General Electric Co.	7,546,128	47,012,377
Honeywell International, Inc.	605,947	99,744,936
Roper Technologies, Inc.	90,602	35,797,756
Total Industrial Conglomerates		262,222,034
Insurance | 1.8%
Aflac, Inc.	572,468	20,809,212
Allstate Corp.	269,666	25,386,357
American International Group, Inc.	743,797	20,476,731
Aon PLC, Class A	200,016	41,263,301
Arthur J Gallagher & Co.	165,349	17,457,547
Assurant, Inc.	52,112	6,321,707
Chubb Ltd.	389,319	45,207,722
Cincinnati Financial Corp.	129,152	10,069,981
Everest Re Group Ltd.	34,513	6,817,698
Globe Life, Inc.	84,610	6,760,339
Hartford Financial Services Group, Inc.	307,460	11,332,976
Lincoln National Corp.	156,847	4,914,017
Loews Corp.	205,070	7,126,182
Marsh & McLennan Cos., Inc.	437,186	50,145,234
MetLife, Inc.	662,307	24,617,951
Principal Financial Group, Inc.	220,438	8,877,038
Progressive Corp.	505,455	47,851,425
Prudential Financial, Inc.	339,044	21,536,075
Travelers Cos., Inc.	219,868	23,787,519
Unum Group	173,973	2,927,966
W.R. Berkley Corp.	120,666	7,378,726
Willis Towers Watson PLC	111,946	23,376,564
Total Insurance		434,442,268
Interactive Media & Services | 5.5%
Alphabet, Inc., Class A (a)	259,439	380,233,798
Alphabet, Inc., Class C (a)	253,502	372,546,539
Facebook, Inc., Class A (a)	2,075,952	543,691,829
Twitter, Inc. (a)(b)	682,937	30,390,696
Total Interactive Media & Services		1,326,862,862
Internet & Direct Marketing Retail | 5.2%
Amazon.com, Inc. (a)	367,615	1,157,520,379
Booking Holdings, Inc. (a)	35,357	60,484,513
eBay, Inc.	574,090	29,910,089
Etsy, Inc. (a)(b)	103,033	12,531,904
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Internet & Direct Marketing Retail | 5.2% (Continued)
Expedia Group, Inc.	116,285	$10,662,171
Total Internet & Direct Marketing Retail		1,271,109,056
IT Services | 5.6%
Accenture PLC, Class A	549,318	124,140,375
Akamai Technologies, Inc. (a)	140,703	15,553,310
Automatic Data Processing, Inc.	370,497	51,680,627
Broadridge Financial Solutions, Inc.	99,873	13,183,236
Cognizant Technology Solutions Corp., Class A	464,998	32,280,161
DXC Technology Co.	220,706	3,939,602
Fidelity National Information Services, Inc.	534,843	78,734,238
Fiserv, Inc. (a)	479,908	49,454,519
FleetCor Technologies, Inc. (a)	72,372	17,231,773
Gartner, Inc. (a)(b)	76,998	9,620,900
Global Payments, Inc. (b)	257,743	45,770,002
International Business Machines Corp.	768,961	93,559,485
Jack Henry & Associates, Inc.	67,031	10,898,570
Leidos Holdings Inc.	116,021	10,343,272
Mastercard, Inc., Class A	762,726	257,931,051
Paychex, Inc.	277,374	22,126,124
PayPal Holdings, Inc. (a)	1,013,074	199,605,970
VeriSign, Inc. (a)	86,729	17,766,436
Visa Inc., Class A (b)	1,455,765	291,109,327
Western Union Co.	354,220	7,590,935
Total IT Services		1,352,519,913
Leisure Products | 0.0%
Hasbro, Inc.	109,344	9,044,936
Total Leisure Products		9,044,936
Life Sciences Tools & Services | 1.2%
Agilent Technologies, Inc.	266,207	26,870,935
Bio-Rad Laboratories, Inc., Class A (a)	18,020	9,288,589
Illumina, Inc. (a)	126,062	38,963,243
IQVIA Holdings, Inc. (a)	165,151	26,032,752
Mettler-Toledo International, Inc. (a)	20,698	19,989,093
PerkinElmer, Inc.	95,779	12,021,222
Thermo Fisher Scientific, Inc.	341,567	150,808,662
Waters Corp. (a)	53,469	10,462,814
Total Life Sciences Tools & Services		294,437,310
Machinery | 1.6%
Caterpillar, Inc.	467,553	69,735,530
Cummins, Inc.	127,509	26,924,801
Deere & Co.	270,580	59,968,645

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Machinery | 1.6% (Continued)
Dover Corp.	124,309	$13,467,637
Flowserve Corp.	112,148	3,060,519
Fortive Corp.	291,041	22,180,235
IDEX Corp.	65,171	11,887,842
Illinois Tool Works, Inc.	247,499	47,819,282
Ingersoll Rand Inc. (a)	320,494	11,409,586
Otis Worldwide Corp.	353,198	22,046,619
PACCAR Inc.	298,344	25,442,776
Parker-Hannifin Corp.	110,721	22,403,287
Pentair PLC	142,497	6,522,088
Snap-on, Inc.	46,909	6,901,721
Stanley Black & Decker, Inc.	137,876	22,363,487
Westinghouse Air Brake Technologies Corp.	154,454	9,557,614
Xylem, Inc.	156,792	13,189,343
Total Machinery		394,881,012
Media | 1.3%
Charter Communications, Inc., Class A (a)(b)	129,150	80,633,511
Comcast Corp., Class A	3,936,124	182,085,096
Discovery, Inc., Class A (a)(b)	134,754	2,933,595
Discovery, Inc., Class C (a)	267,283	5,238,747
DISH Network Corp., Class A (a)	213,018	6,183,913
Fox Corp., Class A	303,158	8,436,887
Fox Corp., Class B (a)	133,124	3,723,478
Interpublic Group of Cos., Inc.	340,340	5,673,468
News Corp., Class A	332,273	4,658,467
News Corp., Class B	114,231	1,596,949
Omnicom Group, Inc.	185,083	9,161,609
ViacomCBS, Inc., Class B	486,782	13,634,764
Total Media		323,960,484
Metals & Mining | 0.3%
Freeport-McMoRan, Inc. (b)	1,253,904	19,611,059
Newmont Corp.	693,403	43,996,420
Nucor Corp.	259,631	11,647,047
Total Metals & Mining		75,254,526
Multi-Utilities | 0.9%
Ameren Corp.	214,214	16,940,043
CenterPoint Energy, Inc.	470,418	9,102,588
CMS Energy Corp.	247,137	15,176,683
Consolidated Edison, Inc.	289,441	22,518,510
Dominion Energy, Inc.	725,407	57,256,374
DTE Energy Co.	167,263	19,241,936
NiSource, Inc.	321,488	7,072,736
Public Service Enterprise Group, Inc.	435,757	23,927,417
Sempra Energy	249,759	29,561,475
WEC Energy Group, Inc.	272,192	26,375,405
Total Multi-Utilities		227,173,167
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Multiline Retail | 0.5%
Dollar General Corp.	215,026	$45,073,750
Dollar Tree, Inc. (a)	206,058	18,821,338
Target Corp.	430,895	67,831,491
Total Multiline Retail		131,726,579
Oil, Gas & Consumable Fuels | 1.9%
Apache Corp.	317,469	3,006,431
Cabot Oil & Gas Corp.	344,150	5,974,444
Chevron Corp.	1,612,321	116,087,112
Concho Resources Inc.	169,845	7,493,561
ConocoPhillips	926,943	30,440,808
Devon Energy Corp.	330,941	3,130,702
Diamondback Energy, Inc.	136,845	4,121,771
EOG Resources, Inc.	506,533	18,204,796
Exxon Mobil Corp.	3,650,824	125,332,788
Hess Corp.	236,028	9,660,626
HollyFrontier Corp.	129,331	2,549,114
Kinder Morgan, Inc.	1,677,834	20,687,693
Marathon Oil Corp.	684,055	2,797,785
Marathon Petroleum Corp.	565,354	16,587,486
Noble Energy, Inc.	412,314	3,525,285
Occidental Petroleum Corp.	722,809	7,235,318
ONEOK, Inc.	383,542	9,964,421
Phillips 66	377,602	19,574,888
Pioneer Natural Resources Co.	141,842	12,196,994
Valero Energy Corp.	352,074	15,251,846
Williams Cos., Inc.	1,055,312	20,736,881
Total Oil, Gas & Consumable Fuels		454,560,750
Personal Products | 0.2%
Estee Lauder Cos., Inc., Class A	193,936	42,326,532
Total Personal Products		42,326,532
Pharmaceuticals | 4.1%
Bristol-Myers Squibb Co.	1,946,137	117,332,600
Catalent, Inc. (a)	141,724	12,140,078
Eli Lilly & Co.	685,459	101,461,641
Johnson & Johnson	2,273,285	338,446,671
Merck & Co., Inc.	2,183,847	181,150,109
Mylan NV (a)	452,280	6,707,312
Perrigo Co. PLC	116,394	5,343,648
Pfizer, Inc.	4,798,031	176,087,738
Zoetis, Inc.	409,831	67,773,752
Total Pharmaceuticals		1,006,443,549
Professional Services | 0.3%
Equifax, Inc.	105,425	16,541,183
IHS Markit Ltd.	322,064	25,285,245
Nielsen Holdings PLC	313,402	4,444,040
Robert Half International, Inc.	98,980	5,240,001
Verisk Analytics, Inc.	140,211	25,982,500
Total Professional Services		77,492,969

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	291,463	$13,690,017
Total Real Estate Management & Development		13,690,017
Road & Rail | 1.0%
CSX Corp.	660,577	51,307,016
J.B. Hunt Transport Services, Inc.	71,440	9,028,587
Kansas City Southern	81,200	14,683,396
Norfolk Southern Corp.	220,059	47,090,426
Old Dominion Freight Line, Inc.	83,696	15,142,280
Union Pacific Corp.	586,137	115,392,791
Total Road & Rail		252,644,496
Semiconductors & Semiconductor Equipment | 5.0%
Advanced Micro Devices, Inc. (a)	1,012,926	83,049,803
Analog Devices, Inc.	318,578	37,190,796
Applied Materials, Inc.	788,565	46,880,189
Broadcom, Inc.	347,649	126,655,484
Intel Corp.	3,672,209	190,146,982
KLA-Tencor Corp.	133,954	25,952,248
Lam Research Corp.	126,318	41,905,996
Maxim Integrated Products, Inc.	230,519	15,585,390
Microchip Technology, Inc.	217,977	22,399,317
Micron Technology, Inc. (a)	962,004	45,175,708
NVIDIA Corp.	532,742	288,330,625
Qorvo, Inc. (a)	99,482	12,834,173
QUALCOMM, Inc.	974,190	114,642,679
Skyworks Solutions, Inc.	143,117	20,823,523
Teradyne, Inc.	143,359	11,391,306
Texas Instruments, Inc.	790,862	112,927,185
Xilinx, Inc.	210,533	21,945,960
Total Semiconductors & Semiconductor Equipment		1,217,837,364
Software | 9.1%
Adobe, Inc. (a)	414,162	203,117,470
ANSYS, Inc. (a)	74,514	24,383,216
Autodesk, Inc. (a)	189,334	43,738,047
Cadence Design Systems, Inc. (a)(b)	240,722	25,668,187
Citrix Systems, Inc.	106,662	14,688,424
Fortinet, Inc. (a)	115,935	13,658,302
Intuit, Inc.	226,348	73,836,981
Microsoft Corp.	6,534,212	1,374,340,810
NortonLifeLock, Inc.	510,295	10,634,548
Oracle Corp.	1,669,262	99,654,941
Paycom Software, Inc. (a)	42,795	13,322,084
salesforce.com, Inc. (a)	785,730	197,469,664
ServiceNow, Inc. (a)	165,633	80,332,005
Synopsys, Inc. (a)(b)	130,891	28,008,056
Tyler Technologies, Inc. (a)(b)	34,089	11,882,062
Total Software		2,214,734,797
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Specialty Retail | 2.5%
Advance Auto Parts, Inc. (b)	59,306	$9,103,471
AutoZone, Inc. (a)	20,282	23,884,894
Best Buy Co., Inc.	198,275	22,066,025
CarMax, Inc. (a)	140,808	12,941,663
Gap, Inc.	180,058	3,066,388
Home Depot, Inc.	929,455	258,118,948
L Brands, Inc.	200,125	6,365,976
Lowe's Cos., Inc.	652,532	108,228,958
O'Reilly Automotive, Inc. (a)	63,951	29,486,527
Ross Stores, Inc.	307,115	28,659,972
Tiffany & Co.	94,104	10,901,948
TJX Companies, Inc. (The)	1,035,317	57,615,391
Tractor Supply Co.	98,685	14,145,508
Ulta Beauty, Inc. (a)(b)	49,300	11,042,214
Total Specialty Retail		595,627,883
Technology Hardware, Storage & Peripherals | 6.9%
Apple, Inc.	13,880,988	1,607,557,220
Hewlett Packard Enterprise Co.	1,101,086	10,317,176
HP, Inc.	1,185,932	22,520,849
NetApp, Inc.	191,688	8,403,602
Seagate Technology PLC	192,709	9,494,772
Western Digital Corp.	259,683	9,491,414
Xerox Holdings Corp.	160,203	3,007,010
Total Technology Hardware, Storage & Peripherals		1,670,792,043
Textiles, Apparel & Luxury Goods | 0.7%
Hanesbrands, Inc.	298,358	4,699,139
NIKE, Inc., Class B	1,074,871	134,939,305
PVH Corp.	63,061	3,760,958
Ralph Lauren Corp.	42,619	2,896,814
Tapestry, Inc.	237,843	3,717,486
Under Armour, Inc., Class A (a)(b)	164,871	1,851,501
Under Armour, Inc., Class C (a)	169,421	1,667,103
VF Corp.	274,173	19,260,653
Total Textiles, Apparel & Luxury Goods		172,792,959
Tobacco | 0.7%
Altria Group, Inc.	1,603,724	61,967,895
Philip Morris International, Inc.	1,344,623	100,833,279
Total Tobacco		162,801,174
Trading Companies & Distributors | 0.2%
Fastenal Co.	493,888	22,269,410
United Rentals, Inc. (a)(b)	62,237	10,860,357
W.W. Grainger, Inc.	38,855	13,862,298
Total Trading Companies & Distributors		46,992,065

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 99.0% of net assets (Continued)
	Shares	Value
Water Utilities | 0.1%
American Water Works Co., Inc.	157,399	$22,803,967
Total Water Utilities		22,803,967
Wireless Telecommunication Services | 0.2%
T-Mobile U.S., Inc. (a)	502,324	57,445,773
Total Wireless Telecommunication Services		57,445,773
Total Common Stocks
(Cost $13,156,640,893)		24,062,837,427

Investment Companies | 0.2% of net assets

iShares Core S&P 500 ETF (c)	116,868	$39,274,660
Total Investment Companies
(Cost $35,081,012)		39,274,660
Total Long-Term Investments
(Cost $13,191,721,905)		24,102,112,087

Short-Term Securities | 1.9% of net assets
	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34% (c)(d)(e)	292,142,956	$292,405,885
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08% (c)(d)	183,746,460	183,746,460
Total Short-Term Securities
(Cost $475,832,893)		476,152,345
Total Investments
(Cost $13,667,554,798) | 101.1%		24,578,264,432
Liabilities in Excess of Other Assets | (1.1)%		(276,418,390)
Net Assets | 100.0%		$24,301,846,042

(a)	Non-income producing.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended September 30, 2020, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2019	Shares Purchased	Shares Sold	Shares Held at September 30, 2020	Value at September 30, 2020	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	139,403,854	152,780,148[1]	—	292,142,956	292,405,885	$1,467,544[2]	$(81,081)	$302,964
BlackRock Cash Funds: Treasury, SL Agency Shares	215,380,072	—	(31,633,612)[1]	183,746,460	183,746,460	967,908	—	—
BlackRock, Inc.	50,696,290	16,775,336	(6,914,032)	122,445	69,003,880	1,332,693	204,788	8,241,498
iShares Core S&P 500 ETF	94,603,944	41,630,812	(92,287,653)	116,868	39,274,660	798,608	(2,419,239)	(2,253,204)
Total					$584,430,885	$4,566,753	$(2,295,532)	$6,291,258
[1]	Represents net shares purchased (sold).
[2]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	7-day yield at September 30, 2020.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1,104	S&P 500 E-Mini Index	December 2020	$185,030	$1,899,763

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$24,102,112,087	$—	$—	$24,102,112,087
Short-Term Securities: Money Market Funds	476,152,345	—	—	476,152,345
	$24,578,264,432	$—	$—	$24,578,264,432
Derivative Financial Instruments
Assets:
Equity contracts	$1,899,763	$—	$—	$1,899,763

Portfolio of Investments
Value Fund  |  September 30, 2020  |  (Unaudited)

Common Stocks | 98.3% of portfolio
	Shares	Value
Communication Services | 7.4%
Diversified Telecommunication Services
Verizon Communications, Inc.	223,531	$13,297,859
Interactive Media & Services
Alphabet, Inc., Class C (a)	26,711	39,254,486
Facebook, Inc., Class A (a)	36,700	9,611,730
Total Communication Services		62,164,075
Consumer Discretionary | 5.7%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	139,748	6,520,642
McDonald's Corp.	58,897	12,927,302
Specialty Retail
Home Depot, Inc.	38,118	10,585,750
TJX Companies, Inc. (The)	147,800	8,225,070
Ulta Beauty, Inc. (a)	42,256	9,464,499
Total Consumer Discretionary		47,723,263
Energy | 3.1%
Oil, Gas & Consumable Fuels
Chevron Corp.	205,696	14,810,112
ConocoPhillips	332,298	10,912,666
Total Energy		25,722,778
Financials | 15.6%
Banks
Bank of America Corp.	751,902	18,113,319
Citigroup, Inc.	282,839	12,193,189
JPMorgan Chase & Co.	317,991	30,612,994
Wells Fargo & Co.	171,259	4,026,299
Capital Markets
Goldman Sachs Group, Inc.	79,074	15,891,502
Insurance
Allstate Corp.	310,384	29,219,550
American International Group, Inc.	375,494	10,337,350
Chubb Ltd.	81,538	9,468,192
Total Financials		129,862,395
Health Care | 24.1%
Biotechnology
AbbVie Inc.	186,663	16,349,812
Amgen Inc.	35,200	8,946,432
Health Care Equipment & Supplies
Abbott Laboratories	381,156	41,481,207
Boston Scientific Corp. (a)	338,496	12,933,932
Medtronic PLC	139,956	14,544,228
Health Care Providers & Services
Centene Corp. (a)	306,497	17,877,970
Cigna Corp.	86,114	14,588,573
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Health Care | 24.1% (Continued)
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	9,004	$8,695,613
Pharmaceuticals
Bristol-Myers Squibb Co.	260,801	15,723,692
Merck & Co., Inc.	306,682	25,439,272
Pfizer, Inc.	664,899	24,401,793
Total Health Care		200,982,524
Industrials | 14.6%
Aerospace & Defense
Northrop Grumman Corp.	35,431	11,178,126
Airlines
Southwest Airlines Co.	257,532	9,657,450
Electrical Equipment
Eaton Corp. PLC	46,387	4,732,866
Industrial Conglomerates
Honeywell International, Inc.	220,773	36,341,443
Machinery
Deere & Co.	32,500	7,202,975
Parker-Hannifin Corp.	111,322	22,524,894
Stanley Black & Decker, Inc.	86,442	14,020,892
Road & Rail
CSX Corp.	212,494	16,504,409
Total Industrials		122,163,055
Information Technology | 18.2%
IT Services
Fiserv, Inc. (a)	64,700	6,667,335
Leidos Holdings Inc.	165,917	14,791,501
Visa Inc., Class A	147,598	29,515,172
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	49,655	26,874,279
NXP Semiconductors NV	142,063	17,730,883
Software
Microsoft Corp.	187,314	39,397,754
VMware, Inc., Class A (a)	119,383	17,151,755
Total Information Technology		152,128,679
Materials | 7.4%
Chemicals
Dow Inc.	186,481	8,773,931
DuPont de Nemours, Inc.	302,578	16,787,028
Containers & Packaging
Avery Dennison Corp.	285,487	36,496,658
Total Materials		62,057,617
Real Estate | 2.2%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	54,001	7,925,187

Portfolio of Investments  |  Value Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Real Estate | 2.2% (Continued)
VICI Properties Inc.	432,035	$10,096,658
Total Real Estate		18,021,845
Total Common Stocks
(Cost $546,523,707)		820,826,231

Money Market Fund | 1.7% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	14,085,973	14,085,973
Total Money Market Fund
(Cost $14,085,973)		14,085,973
Total Investments in Securities
(Cost $560,609,680) | 100.0%		$834,912,204
(a)	Non-income producing.
(b)	7-day yield at September 30, 2020.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2020, the cost of investment securities for tax purposes was $560,627,873. Net unrealized appreciation of investment securities was $274,284,331 consisting of unrealized gains of $306,081,829 and unrealized losses of $31,797,498.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$820,826,231	$ —	$ —	$820,826,231
Money Market Fund	14,085,973	—	—	14,085,973
Total	$834,912,204	$ —	$ —	$834,912,204

Portfolio of Investments
Growth Fund  |  September 30, 2020  |  (Unaudited)

Common Stocks | 99.6% of portfolio
	Shares	Value
Communication Services | 21.7%
Entertainment
Netflix, Inc. (a)	12,682	$6,341,381
Spotify Technology SA (a)	17,232	4,179,966
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	6,466,240
Alphabet, Inc., Class A (a)	8,947	13,112,723
Facebook, Inc., Class A (a)	66,825	17,501,467
IAC/InterActiveCorp (a)	9,292	1,112,996
Match Group, Inc. (a)	23,274	2,575,268
Snap Inc., Class A (a)	172,260	4,497,709
Tencent Holdings Ltd. ADR	85,436	5,779,745
Total Communication Services		61,567,495
Consumer Discretionary | 22.6%
Auto Components
Aptiv PLC	35,182	3,225,486
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (a)	1,347	1,675,277
DraftKings Inc., Class A (a)	34,894	2,053,163
Hilton Worldwide Holdings, Inc.	4,774	407,318
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	24,798	7,290,116
Amazon.com, Inc. (a)	9,409	29,626,400
Booking Holdings, Inc. (a)	1,535	2,625,894
Multiline Retail
Dollar General Corp.	20,969	4,395,522
Specialty Retail
CarMax, Inc. (a)	12,906	1,186,190
Carvana Co. (a)	12,961	2,891,081
Ross Stores, Inc.	47,640	4,445,765
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	6,820	2,246,303
NIKE, Inc., Class B	15,677	1,968,091
Total Consumer Discretionary		64,036,606
Energy | 0.1%
Oil, Gas & Consumable Fuels
Concho Resources Inc.	4,424	195,187
Total Energy		195,187
Financials | 1.8%
Capital Markets
Charles Schwab Corp.	27,147	983,536
Goldman Sachs Group, Inc.	7,687	1,544,856
S&P Global Inc.	5,681	2,048,568
XP Inc., Class A (a)	12,101	504,491
Total Financials		5,081,451
Health Care | 14.1%
Biotechnology
Incyte Corp. (a)	19,888	1,784,749
Common Stocks | 99.6% of portfolio (Continued)
	Shares	Value
Health Care | 14.1% (Continued)
Vertex Pharmaceuticals, Inc. (a)	14,366	$3,909,276
Health Care Equipment & Supplies
Becton, Dickinson & Co.	9,529	2,217,208
Intuitive Surgical, Inc. (a)	7,911	5,613,171
Stryker Corp.	26,291	5,478,255
Health Care Providers & Services
Anthem, Inc.	5,722	1,536,872
Centene Corp. (a)	26,425	1,541,370
Cigna Corp.	31,726	5,374,702
HCA Healthcare, Inc.	20,859	2,600,700
Humana Inc.	6,516	2,696,907
UnitedHealth Group, Inc.	17,845	5,563,536
Life Sciences Tools & Services
Avantor, Inc. (a)	74,641	1,678,676
Total Health Care		39,995,422
Industrials | 2.1%
Machinery
Ingersoll Rand Inc. (a)	62,238	2,215,673
Professional Services
CoStar Group, Inc. (a)	2,826	2,397,889
Road & Rail
Norfolk Southern Corp.	5,988	1,281,372
Total Industrials		5,894,934
Information Technology | 35.6%
IT Services
Fidelity National Information Services, Inc.	19,510	2,872,067
Global Payments, Inc.	49,138	8,725,926
MongoDB, Inc. (a)	5,505	1,274,463
PayPal Holdings, Inc. (a)	31,899	6,285,060
Shopify Inc., Class A (a)	312	319,167
Visa Inc., Class A	57,658	11,529,870
Wix.com Ltd. (a)	4,697	1,197,030
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	28,120	2,305,559
ASML Holding NV ADR	9,667	3,569,733
Marvell Technology Group Ltd.	38,517	1,529,125
Software
Intuit, Inc.	20,656	6,738,194
Microsoft Corp.	113,340	23,838,802
salesforce.com, Inc. (a)	28,550	7,175,186
ServiceNow, Inc. (a)	7,755	3,761,175
Slack Technologies, Inc., Class A (a)	36,385	977,301
Splunk Inc. (a)	19,931	3,749,619
Synopsys, Inc. (a)	9,223	1,973,538
Technology Hardware, Storage & Peripherals
Apple, Inc.	111,093	12,865,680
Total Information Technology		100,687,495

Portfolio of Investments  |  Growth Fund  |  September 30, 2020  |  (Unaudited)  |  (Continued)
Common Stocks | 99.6% of portfolio (Continued)
	Shares	Value
Utilities | 1.6%
Electric Utilities
NextEra Energy, Inc.	11,526	$3,199,157
Multi-Utilities
Sempra Energy	10,511	1,244,082
Total Utilities		4,443,239
Total Common Stocks
(Cost $154,120,613)		281,901,829

Money Market Fund | 0.4% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	1,205,225	$1,205,225
Total Money Market Fund
(Cost $1,205,225)		1,205,225
Total Investments in Securities
(Cost $155,325,838) | 100.0%		$283,107,054

(a)	Non-income producing.
(b)	7-day yield at September 30, 2020.
SA - Sociedad Anonima or Societe Anonyme
ADR - American Depositary Deposit
PLC - Public Limited Company
S&P - Standard & Poor's
NV - Naamloze Vennottschap
At September 30, 2020, the cost of investment securities for tax purposes was $155,617,864. Net unrealized appreciation of investment securities was $127,489,190 consisting of unrealized gains of $128,753,767 and unrealized losses of $1,264,577.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$281,901,829	$ —	$ —	$281,901,829
Money Market Fund	1,205,225	—	—	1,205,225
Total	$283,107,054	$ —	$ —	$283,107,054

Portfolio of Investments
International Equity Fund  |  September 30, 2020  |  (Unaudited)

Common Stocks | 95.8% of portfolio
	Shares	Value
Brazil | 0.3%
Ambev SA ADR	103,138	$233,092
Total Brazil		233,092
Britain | 7.9%
Diageo PLC	41,384	1,421,486
Rio Tinto PLC	31,088	1,870,640
Royal Dutch Shell PLC, Class B	73,638	893,011
Standard Chartered PLC	127,888	588,488
Unilever PLC	25,479	1,570,860
Total Britain		6,344,485
Canada | 2.4%
Alimentation Couche-Tard Inc., Class B	29,100	1,013,381
Canadian National Railway Co.	8,270	880,424
Total Canada		1,893,805
China | 2.4%
Alibaba Group Holding Ltd. ADR (a)	1,408	413,924
China Moble Ltd. ADR	9,092	292,398
Ping An Insurance Group Co. of China Ltd., Class H	39,000	404,853
Tencent Holdings Ltd.	12,700	857,801
Total China		1,968,976
Denmark | 1.2%
Novozymes A/S, Class B	15,188	954,602
Total Denmark		954,602
France | 10.0%
Air Liquide SA	6,141	973,408
Dassault Systèmes SE	9,053	1,689,127
L’Oréal SA	9,249	3,009,891
Schneider Electric SE	19,262	2,394,245
Total France		8,066,671
Germany | 15.4%
adidas AG	4,847	1,565,300
Allianz SE REG	11,588	2,224,081
Infineon Technologies AG	123,744	3,487,821
SAP SE ADR	22,142	3,449,945
Symrise AG	12,082	1,668,795
Total Germany		12,395,942
Hong Kong | 3.2%
AIA Group Ltd.	255,800	2,542,676
Total Hong Kong		2,542,676
Common Stocks | 95.8% of portfolio (Continued)
	Shares	Value
India | 0.7%
HDFC Bank Ltd. ADR	5,614	$280,475
ICICI Bank Ltd. ADR	25,206	247,775
Total India		528,250
Israel | 1.9%
Check Point Software Technologies Ltd. (a)	12,734	1,532,410
Total Israel		1,532,410
Japan | 17.8%
Chugai Pharmaceutical Co., Ltd.	47,300	2,122,609
FANUC Corp.	4,400	844,428
Keyence Corp.	4,900	2,290,648
Komatsu Ltd.	59,400	1,304,604
Kubota Corp.	86,100	1,542,673
Nitori Holdings Co., Ltd.	6,100	1,265,456
Shionogi & Co., Ltd.	16,500	883,149
Sysmex Corp.	15,900	1,521,342
Unicharm Corp.	56,000	2,504,504
Total Japan		14,279,413
Mexico | 0.3%
Fomento Economico Mexicano, SAB de CV ADR	3,960	222,512
Total Mexico		222,512
Netherlands | 3.5%
Adyen NV (a)	1,523	2,809,148
Total Netherlands		2,809,148
Republic of South Korea | 0.4%
Samsung Electronics Co., Ltd. GDR	228	289,087
Total Republic of South Korea		289,087
Russia | 0.7%
LUKOIL PJSC ADR	4,255	244,280
Yandex NV, Class A (a)	4,677	305,174
Total Russia		549,454
Singapore | 2.2%
DBS Group Holdings Ltd.	121,700	1,789,153
Total Singapore		1,789,153
Spain | 1.1%
Banco Bilboa Vizcaya Argentaria SA	307,499	853,597
Total Spain		853,597

Portfolio of Investments  |  International Equity Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 95.8% of portfolio (Continued)
	Shares	Value
Sweden | 7.4%
Alfa Laval AB	50,323	$1,110,855
Atlas Copco AB, Class A	66,666	3,178,551
Epiroc AB, Class A	74,590	1,080,529
Skandinaviska Enskilda Banken AB, Class A	63,357	562,710
Total Sweden		5,932,645
Switzerland | 14.0%
Alcon Inc.	22,167	1,262,411
Lonza Group AG REG	4,466	2,756,126
Nestlé SA ADR	18,326	2,181,013
Roche Holding AG REG	8,213	2,813,286
SGS SA REG	338	905,785
Sonova Holding AG REG	5,315	1,346,901
Total Switzerland		11,265,522
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,414	1,006,403
Total Taiwan		1,006,403
United States of America | 1.8%
Linde PLC	6,217	1,469,890
Total United States of America		1,469,890
Total Common Stocks
(Cost $56,169,126)		76,927,733

Preferred Stocks | 1.8% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	74,855	$297,923
Total Brazil		297,923
Germany | 0.7%
FUCHS PETROLUB SE	10,870	552,693
Total Germany		552,693
Republic of South Korea | 0.7%
Samsung Electronics Co., Ltd. REG GDR	514	565,073
Total Republic of South Korea		565,073
Total Preferred Stocks
(Cost $1,013,543)		1,415,689

Money Market Fund | 2.4% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	1,944,435	1,944,435
Total Money Market Fund
(Cost $1,944,435)		1,944,435
Total Investments in Securities
(Cost $59,127,104) | 100.0%		$80,287,857

(a)	Non-income producing.
(b)	7-day yield at September 30, 2020.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
AG - Aktiengesellschaft
REG - Registered Shares
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At September 30, 2020, the cost of investment securities for tax purposes was $59,155,059. Net unrealized appreciation of investment securities was $21,132,798 consisting of unrealized gains of $24,378,708 and unrealized losses of $3,245,910.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  International Equity Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,384,604	$65,543,129	$ —	$76,927,733
Preferred Stocks	297,923	1,117,766	—	1,415,689
Money Market Fund	1,944,435	—	—	1,944,435
Total	$13,626,962	$66,660,895	$ —	$80,287,857

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2020  |  (Unaudited)

Common Stocks | 98.7% of portfolio
	Shares	Value
Communication Services | 1.4%
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	77,763	$3,455,399
Total Communication Services		3,455,399
Consumer Discretionary | 7.6%
Distributors
Core-Mark Holding Company, Inc.	197,773	5,721,573
Hotels, Restaurants & Leisure
Cracker Barrel Old Country Store, Inc.	20,419	2,341,242
Extended Stay America, Inc.	181,024	2,163,237
Leisure Products
Callaway Golf Co.	170,551	3,264,346
Specialty Retail
Floor & Decor Holdings, Inc. (a)	32,979	2,466,829
Textiles, Apparel & Luxury Goods
Carter's, Inc.	34,651	3,000,084
Total Consumer Discretionary		18,957,311
Consumer Staples | 1.0%
Food Products
TreeHouse Foods, Inc. (a)	63,527	2,574,749
Total Consumer Staples		2,574,749
Financials | 14.0%
Banks
Atlantic Union Bankshares Corp.	140,892	3,010,862
FB Financial Corp.	151,759	3,812,186
Glacier Bancorp, Inc.	214,316	6,868,828
Metropolitan Bank Holding Corp. (a)	59,744	1,672,832
South State Corp.	56,775	2,733,716
Capital Markets
Virtu Financial, Inc., Class A	103,443	2,380,223
Consumer Finance
Encore Capital Group, Inc. (a)	164,283	6,339,681
Insurance
Kinsale Capital Group, Inc.	41,426	7,878,397
Total Financials		34,696,725
Health Care | 28.5%
Biotechnology
Emergent BioSolutions Inc. (a)	63,125	6,522,706
Twist Bioscience Corp. (a)	104,577	7,944,715
Health Care Equipment & Supplies
Envista Holdings Corp. (a)	100,000	2,468,000
Integer Holdings Corp. (a)	35,470	2,093,085
STAAR Surgical Co. (a)	155,036	8,768,836
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	88,387	5,167,104
LHC Group, Inc. (a)	48,928	10,400,136
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Health Care | 28.5% (Continued)
Health Care Technology
Inovalon Holdings, Inc. (a)	362,691	$9,593,177
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	71,150	7,951,013
NanoString Technologies, Inc. (a)	192,753	8,616,059
Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	122,038	1,436,387
Total Health Care		70,961,218
Industrials | 13.3%
Construction & Engineering
Comfort Systems USA, Inc.	69,388	3,574,176
Primoris Services Corp.	197,898	3,570,080
Electrical Equipment
EnerSys	49,735	3,338,213
Machinery
Colfax Corp. (a)	173,328	5,435,566
Federal Signal Corp.	127,994	3,743,824
Road & Rail
Werner Enterprises, Inc.	143,933	6,043,747
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	134,826	7,428,913
Total Industrials		33,134,519
Information Technology | 22.1%
Electronic Equipment, Instruments & Components
Itron, Inc. (a)	46,877	2,847,309
Knowles Corp.	160,894	2,397,321
IT Services
CACI International Inc., Class A (a)	20,171	4,299,650
CSG Systems International, Inc.	30,870	1,264,127
ManTech International Corp., Class A	117,165	8,070,325
Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc. (a)	62,662	3,943,946
Diodes Inc. (a)	62,786	3,544,270
Software
Altair Engineering Inc. (a)	100,477	4,218,024
Descartes Systems Group Inc. (The) (a)	140,670	8,015,376
Five9, Inc. (a)	60,588	7,857,052
j2 Global, Inc. (a)	66,226	4,584,164
Verint Systems Inc. (a)	78,726	3,793,019
Total Information Technology		54,834,583
Materials | 6.3%
Chemicals
Avient Corp.	276,527	7,316,904

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2020  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of portfolio (Continued)
	Shares	Value
Materials | 6.3% (Continued)
Ingevity Corp.	43,341	$2,142,779
Construction Materials
Summit Materials, Inc., Class A (a)	369,668	6,114,309
Total Materials		15,573,992
Real Estate | 4.5%
Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties, Inc.	199,211	4,464,318
QTS Realty Trust, Inc. Class A	107,178	6,754,358
Total Real Estate		11,218,676
Total Common Stocks
(Cost $197,119,982)		245,407,172

Money Market Fund | 1.3% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	3,352,551	$3,352,551
Total Money Market Fund
(Cost $3,352,551)		3,352,551
Total Investments in Securities
(Cost $200,472,533) | 100.0%		$248,759,723

(a)	Non-income producing.
(b)	7-day yield at September 30, 2020.
At September 30, 2020, the cost of investment securities for tax purposes was $200,468,274. Net unrealized appreciation of investment securities was $48,291,449 consisting of unrealized gains of $63,385,140 and unrealized losses of $15,093,691.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$245,407,172	$ —	$ —	$245,407,172
Money Market Fund	3,352,551	—	—	3,352,551
Total	$248,759,723	$ —	$ —	$248,759,723